UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

JUNE 30, 2006

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Small Cap Index VIP

Contents

Click Here Performance Summary

Click Here Information About Your Portfolio's Expenses

Click Here Management Summary

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Proxy Voting

Click Here Shareholder Meeting Results

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.The portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the portfolio will be able to mirror the Russell 2000® Index closely enough to track its performance for several reasons, including the portfolio's cost to buy and sell securities, the flow of money into and out of the portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding its investments and risk profile.Russell 2000 is a trademark of the Frank Russell Company and has been licensed for use by the portfolio's investment advisor.DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2006

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Portfolio's most recent month-end performance call 1-800-621-1048. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000 Index

Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2006)
DWS Small Cap Index VIP		6-Month*	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$10,772	$11,398	$16,485	$14,767	$18,643
	Average annual total return	7.72%	13.98%	18.13%	8.11%	7.29%
Russell 2000 Index	Growth of $10,000	$10,821	$11,458	$16,724	$15,036	$19,097
	Average annual total return	8.21%	14.58%	18.70%	8.50%	7.60%
DWS Small Cap Index VIP			6-Month*	1-Year	3-Year	Life of Class**
Class B	Growth of $10,000		$10,759	$11,367	$16,370	$14,542
	Average annual total return		7.59%	13.67%	17.85%	9.40%
Russell 2000 Index	Growth of $10,000		$10,821	$11,458	$16,724	$14,940
	Average annual total return		8.21%	14.58%	18.70%	10.11%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on August 22, 1997. Index returns began on August 31, 1997.

** The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

* Total returns shown for periods less than one year are not annualized.

Information concerning portfolio holdings of the Portfolio as of a month end will be posted to www.dws-scudder.com on or after the last day of the following month.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2006
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/06	$ 1,077.20	$ 1,075.90
Expenses Paid per $1,000*	$ 2.32	$ 3.60
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/06	$ 1,022.56	$ 1,021.32
Expenses Paid per $1,000*	$ 2.26	$ 3.51

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.45%	.70%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2006

DWS Small Cap Index VIP provided a total return of 7.72% for the semiannual period ended June 30, 2006. (Class A shares, unadjusted for contract charges.) Small capitalization stocks, as represented by the Russell 2000 Index, the Portfolio's benchmark, returned 8.21% year to date ending June 30, 2006. Small capitalization stocks outperformed both mid-cap stocks, as measured by the S&P Midcap 400 Index, which returned 4.24%; and large capitalization stocks, as represented by the Standard & Poor's 500 (S&P 500) Index, which returned 2.71% year to date.

As of June 30, 2006, the market capitalization of companies in the Russell 2000 Index ranged from $83 million to $2.3 billion. The median company size was $604 million while the average company size was $1.07 billion. The total market capitalization of the Russell 2000 was approximately 9.0% of the Russell 3000 market capitalization.

All sectors in the Russell 2000 Index posted positive returns year to date. The highest performers were materials and telecommunication services, returning 22.06% and 18.66%, respectively. Health care was the worst performing sector with a return of 0.49%. The Portfolio's largest sector position, financials, with a weight of 20.52% in the index, returned 8.10% for the first half of 2006.

As result of the annual Russell reconstitution, which was effective June 30, 2006, 228 companies were added to the Russell 2000 index while 179 companies were removed from the index.

Chad M. Rakvin

Vice President
Northern Trust Investments, N.A. (NTI), Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Portfolio's most recent month-end performance call 1-800-621-1048. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The Portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the portfolio will be able to mirror the Russell 2000 Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding its investments and risk profile.

Russell 2000 is a trademark of the Frank Russell Company and has been licensed for use by the Portfolio's investment advisor. The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of approximately 2,000 of the smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization.

The S&P MidCap 400 is a market-value weighted index. The companies chosen for the Index generally have market values of between $1 billion and $4 billion. Companies selected for the Index represent a broad range of industry segments within the US economy.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2006, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Asset Allocation (Excludes Securities Lending)	6/30/06	12/31/05

Common Stocks	98%	96%
Cash Equivalents	2%	4%
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending)	6/30/06	12/31/05

Financials	22%	22%
Information Technology	19%	19%
Consumer Discretionary	16%	14%
Industrials	14%	16%
Health Care	12%	12%
Energy	6%	6%
Materials	4%	5%
Consumer Staples	3%	3%
Utilities	3%	2%
Telecommunication Services	1%	1%
	100%	100%
Ten Largest Equity Holdings (1.8% of Net Assets)
1. Herman Miller, Inc. Provides a variety of office furniture products	0.2%
2. Hansen Natural Corp. Distributor of beverages	0.2%
3. Sonic Corp. Operator of drive-in restaurants	0.2%
4. FirstMerit Corp. Provides multiple banking services	0.2%
5. Maverick Tube Corp. Manufacturer of steel tubular products for oil and gas wells	0.2%
6. Westar Energy, Inc. Provider of electricity services	0.2%
7. Hologic, Inc. Manufactures and markets X-ray systems	0.2%
8. Alexandria Real Estate Equities, Inc. Acquirer, manager and developer of office and laboratory space	0.2%
9. PNM Resources, Inc. Provider of electricity	0.1%
10. Highwoods Properties, Inc. Manager and leaser of suburban offices	0.1%

Asset allocation, sector diversification and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 7. A quarterly fact sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2006 (Unaudited)

	Shares	Value ($)

Common Stocks 95.7%
Consumer Discretionary 14.8%
Auto Components 0.8%
Aftermarket Technology Corp.*	10,200	253,470
American Axle & Manufacturing Holdings, Inc.	19,500	333,645
ArvinMeritor, Inc.	27,000	464,130
Bandag, Inc.	4,200	153,678
Cooper Tire & Rubber Co. (a)	24,800	276,272
Drew Industries, Inc.*	7,100	230,040
GenTek, Inc.*	3,300	88,555
IMPCO Technologies, Inc.*	10,500	111,971
Lear Corp.	26,500	588,228
LKQ Corp.*	16,800	319,200
Modine Manufacturing Co.	13,306	310,828
Noble International Ltd.	4,550	65,156
Quantum Fuel Systems Technologies Worldwide, Inc.* (a)	24,400	82,960
Raser Technologies, Inc.*	6,500	62,624
Sauer-Danfoss, Inc.	3,188	81,039
Superior Industries International, Inc. (a)	11,300	206,677
Tenneco, Inc.*	18,600	483,600
Visteon Corp.*	49,000	353,290
		4,465,363
Automobiles 0.1%
Fleetwood Enterprises, Inc.*	23,177	174,755
Monaco Coach Corp.	12,975	164,782
Winnebago Industries, Inc.	12,294	381,606
		721,143
Distributors 0.2%
Audiovox Corp. "A"*	8,100	110,646
Building Materials Holding Corp. (a)	11,000	306,570
Core-Mark Holding Co., Inc.*	3,400	121,650
DXP Enterprises, Inc.*	1,200	37,263
Keystone Automotive Industries, Inc.*	6,800	287,096
Source Interlink Companies, Inc.* (a)	16,400	195,160
		1,058,385
Diversified Consumer Services 1.1%
Alderwoods Group, Inc.*	18,300	356,118
Bright Horizons Family Solutions, Inc.*	12,100	456,049
Coinmach Service Corp. "A"	8,000	82,000
Corinthian Colleges, Inc.*	37,200	534,192
DeVry, Inc.*	24,700	542,659
Educate, Inc.*	4,851	37,159
Home Solutions of America, Inc.*	17,000	104,831
INVESTools, Inc.*	16,600	131,729
Jackson Hewitt Tax Service, Inc.	14,000	438,900
Matthews International Corp. "A"	14,100	486,027
Pre-Paid Legal Services, Inc. (a)	3,578	123,441
Regis Corp.	19,600	697,956
Sotheby's Holdings, Inc. "A"*	23,583	619,054
Stewart Enterprises, Inc. "A"	36,600	210,450
Strayer Education, Inc.	6,260	607,971
Universal Technical Institute, Inc.*	9,300	204,786
	Shares	Value ($)

Vertrue, Inc.*	3,572	153,703
		5,787,025
Hotels Restaurants & Leisure 3.2%
AFC Enterprises, Inc.* (a)	12,300	156,825
Ambassadors Group, Inc.	7,400	213,712
Ambassadors International, Inc.	2,000	46,473
Ameristar Casinos, Inc.	9,700	188,665
Applebee's International, Inc.	28,300	543,615
Aztar Corp.*	14,160	735,754
Bally Technologies, Inc.*	19,800	326,106
Bally Total Fitness Holding Corp.*	16,500	111,806
BJ's Restaurants, Inc.*	4,400	98,296
Bluegreen Corp.*	10,700	122,622
Bob Evans Farms, Inc.	16,142	484,421
Buffalo Wild Wings, Inc.*	3,700	141,747
California Pizza Kitchen, Inc.*	9,500	261,060
CBRL Group, Inc.	11,600	393,248
CEC Entertainment, Inc.*	12,750	409,530
Century Casinos, Inc.*	6,100	65,294
Chipotle Mexican Grill, Inc. "A"*	3,200	195,040
Churchill Downs, Inc.	2,719	101,827
CKE Restaurants, Inc. (a)	22,600	375,386
Cosi, Inc.*	17,000	105,849
Denny's Corp.*	44,100	162,729
Domino's Pizza, Inc.	13,900	343,886
Dover Downs Gaming & Entertainment, Inc.	7,260	142,586
Dover Motorsports, Inc.	3,000	17,610
Gaylord Entertainment Co.*	15,600	680,784
Great Wolf Resorts, Inc.*	13,856	166,411
IHOP Corp.	7,000	336,560
Isle of Capri Casinos, Inc.*	7,311	187,527
Jack in the Box, Inc.*	13,398	525,202
Krispy Kreme Doughnuts, Inc.* (a)	25,100	204,314
Landry's Restaurants, Inc.	6,800	220,660
LIFE TIME FITNESS, Inc.*	13,100	606,137
Lodgian, Inc.*	7,274	103,655
Lone Star Steakhouse & Saloon, Inc.	8,800	230,824
Luby's, Inc.*	10,500	109,515
Magna Entertainment Corp. "A"* (a)	17,400	91,524
Marcus Corp.	7,150	149,292
McCormick & Schmick's Seafood Restaurants, Inc.*	3,735	88,893
Monarch Casino & Resort, Inc.*	5,600	157,472
Morgans Hotel Group Co.*	9,600	149,376
Morton's Restaurant Group, Inc.*	6,200	94,984
MTR Gaming Group, Inc.*	10,700	100,366
Multimedia Games, Inc.*	13,800	139,794
Navigant International, Inc.*	7,700	123,361
O'Charley's, Inc.*	11,700	198,900
P.F. Chang's China Bistro, Inc.*	9,972	379,135
Papa John's International, Inc.*	10,312	342,358
Pinnacle Entertainment, Inc.*	18,600	570,090
Progressive Gaming International Corp.* (a)	16,272	126,922
RARE Hospitality International, Inc.*	15,275	439,309
Red Robin Gourmet Burgers, Inc.*	6,100	259,616
Riviera Holdings Corp.*	4,900	98,980
Ruby Tuesday, Inc.	22,521	549,738
	Shares	Value ($)

Ruth's Chris Steak House, Inc.*	8,000	163,360
Ryan's Restaurant Group, Inc.*	16,850	200,683
Shuffle Master, Inc.* (a)	14,425	472,851
Six Flags, Inc.* (a)	28,800	161,856
Sonic Corp.*	45,680	949,362
Speedway Motorsports, Inc.	6,854	258,670
Texas Roadhouse, Inc. "A"*	19,100	258,232
The Steak n Shake Co.*	12,075	182,815
Triarc Companies, Inc. "B"	22,400	350,112
Trump Entertainment Resorts, Inc.*	12,000	241,662
Vail Resorts, Inc.*	12,700	471,170
WMS Industries, Inc.*	10,100	276,639
		17,163,198
Household Durables 1.3%
American Greetings Corp. "A"	20,300	426,503
Avatar Holdings, Inc.* (a)	2,300	131,031
Blount International, Inc.*	13,600	163,472
Blyth, Inc.	10,500	193,830
Brookfield Homes Corp. (a)	5,784	190,583
California Coastal Communities, Inc.*	3,160	101,120
Cavco Industries, Inc.*	2,000	88,829
Champion Enterprises, Inc.*	29,100	321,264
CSS Industries, Inc.	1,650	47,438
Directed Electronics, Inc.*	5,300	69,496
Ethan Allen Interiors, Inc.	12,600	460,530
Furniture Brands International, Inc. (a)	18,200	379,288
Hooker Furniture Corp.	3,600	60,372
Hovnanian Enterprises, Inc. "A"*	19,600	589,233
Interface, Inc. "A"*	21,641	247,789
iRobot Corp.* (a)	5,400	134,352
Kimball International, Inc. "B"	8,100	159,651
La-Z-Boy, Inc. (a)	19,600	274,400
Levitt Corp. "A"	8,025	128,400
Lifetime Brands, Inc.	4,200	91,014
M/I Homes, Inc.	5,600	196,448
Meritage Homes Corp.*	8,700	410,841
National Presto Industries, Inc.	1,400	73,192
Orleans Homebuilders, Inc.	1,400	22,750
Palm Harbor Homes, Inc.* (a)	4,450	78,276
Russ Berrie & Co., Inc.*	4,400	53,944
Sealy Corp.*	8,500	112,730
Skyline Corp.	1,900	81,282
Stanley Furniture Co., Inc.	6,300	151,011
Tarragon Corp. (a)	5,150	71,328
Technical Olympic USA, Inc.	5,725	82,211
Tempur-Pedic International, Inc.*	18,900	255,193
Tupperware Brands Corp.	22,590	444,797
Universal Electronics, Inc.*	3,941	69,795
WCI Communities, Inc.* (a)	12,000	241,680
Yankee Candle Co., Inc.	17,348	433,874
		7,037,947
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	12,600	72,702
Audible, Inc.* (a)	11,800	107,262
Blue Nile, Inc.* (a)	6,500	209,040
dELiA*s, Inc.*	11,091	89,615
drugstore.com, Inc.*	27,200	78,880
FTD Group, Inc.*	7,610	102,735
Gaiam, Inc. "A"*	8,100	113,497
GSI Commerce, Inc.*	14,600	197,538
	Shares	Value ($)

Netflix, Inc.* (a)	15,200	413,592
Overstock.com, Inc.* (a)	5,200	110,552
PetMed Express, Inc.*	8,800	96,480
Priceline.com, Inc.* (a)	9,716	290,120
Sportsman's Guide, Inc.*	3,700	112,786
Stamps.com, Inc.*	7,900	219,778
Systemax, Inc.*	2,700	21,060
ValueVision Media, Inc. "A"*	11,000	121,330
		2,356,967
Leisure Equipment & Products 0.6%
Arctic Cat, Inc.	6,200	120,962
Callaway Golf Co.	28,700	372,813
JAKKS Pacific, Inc.*	11,900	239,071
K2, Inc.*	16,800	183,792
Leapfrog Enterprises, Inc.* (a)	12,000	121,200
Marine Products Corp.	4,550	44,271
MarineMax, Inc.*	7,200	188,856
Marvel Entertainment, Inc.*	17,700	354,000
Nautilus, Inc. (a)	14,675	230,544
Oakley, Inc.	8,488	143,023
Polaris Industries, Inc.	16,100	696,732
RC2 Corp.*	7,719	298,417
Smith & Wesson Holding Corp.*	13,900	114,193
Steinway Musical Instruments, Inc.*	2,100	51,492
		3,159,366
Media 2.0%
ADVO, Inc.	12,450	306,394
Arbitron, Inc.	12,200	467,626
Belo Corp. "A"	34,500	537,893
Carmike Cinemas, Inc. (a)	6,500	137,020
Catalina Marketing Corp.	19,000	540,740
Charter Communications, Inc. "A"*	178,400	201,592
Citadel Broadcasting Corp.	18,900	168,210
CKX, Inc.*	19,100	259,040
Courier Corp.	3,150	126,063
Cox Radio, Inc. "A"*	15,800	227,836
Crown Media Holdings, Inc.*	6,100	25,132
Cumulus Media, Inc. "A"* (a)	18,800	200,596
Emmis Communications Corp. "A"*	14,194	221,994
Entercom Communications Corp.	12,900	337,464
Entravision Communications Corp. "A"*	24,500	209,965
Fisher Communications, Inc.*	2,200	92,686
Gemstar-TV Guide International, Inc.*	93,500	329,120
Gray Television, Inc.	15,200	88,008
Harris Interactive, Inc.*	23,100	131,670
Hollinger International, Inc.	33,800	271,414
Interactive Data Corp.	13,000	261,020
Journal Communications, Inc. "A"	15,000	168,600
Journal Register Co.	18,803	168,475
Lakes Entertainment, Inc.*	7,800	94,302
Lee Enterprises, Inc.	17,000	457,888
Lin TV Corp. "A"*	12,100	91,355
Live Nation, Inc.*	33,285	677,456
LodgeNet Entertainment Corp.*	7,854	146,477
Martha Stewart Living Omnimedia, Inc. "A"* (a)	10,622	177,494
Media General, Inc. "A"	8,200	343,498
Mediacom Communications Corp. "A"*	28,100	175,063
	Shares	Value ($)

Morningstar, Inc.*	6,400	265,472
Outdoor Channel Holdings, Inc.*	3,437	35,470
Playboy Enterprises, Inc. "B"*	11,060	110,379
PRIMEDIA, Inc.*	72,300	132,309
ProQuest Co.*	11,900	146,251
Radio One, Inc. "D"*	34,600	256,040
RCN Corp.*	10,400	259,272
Reader's Digest Association, Inc.	42,600	594,696
Salem Communications Corp. "A"*	3,018	39,264
Scholastic Corp.*	15,900	412,923
Sinclair Broadcast Group, Inc. "A"	22,218	190,186
Spanish Broadcasting System, Inc. "A"*	16,969	86,712
TiVo, Inc.* (a)	28,800	205,920
Valassis Communications, Inc.*	19,500	460,005
Value Line, Inc.	400	17,080
Westwood One, Inc.	26,000	194,888
World Wrestling Entertainment, Inc.	7,822	132,114
		11,181,072
Multiline Retail 0.3%
99 Cents Only Stores*	17,100	178,866
Big Lots, Inc.*	44,200	754,936
Conn's, Inc.*	3,100	82,305
Freds, Inc.	18,368	245,213
Retail Ventures, Inc.* (a)	9,300	165,726
The Bon-Ton Stores, Inc.	3,800	83,144
Tuesday Morning Corp. (a)	13,900	182,785
		1,692,975
Specialty Retail 3.3%
A.C. Moore Arts & Crafts, Inc.*	7,800	127,218
Aaron Rents, Inc.	18,150	487,872
Aeropostale, Inc.*	21,300	615,357
America's Car-Mart, Inc.*	5,700	115,767
Asbury Automotive Group, Inc.*	4,300	90,042
bebe stores, inc.	10,700	164,900
Big 5 Sporting Goods Corp.	10,300	200,850
Blockbuster, Inc. "A"* (a)	83,400	415,332
Books-A-Million, Inc.	7,000	116,694
Borders Group, Inc.	24,700	455,962
Build-A-Bear-Workshop, Inc.* (a)	4,900	105,399
Cabela's, Inc. "A"* (a)	11,300	217,638
Cache, Inc.*	6,750	117,045
Casual Male Retail Group, Inc.*	14,600	146,730
Cato Corp. "A"	13,450	347,682
Charlotte Russe Holding, Inc.*	7,300	174,762
Charming Shoppes, Inc.*	51,700	581,108
Christopher & Banks Corp.	14,075	408,175
Citi Trends, Inc.* (a)	2,800	119,532
Cost Plus, Inc.*	10,601	155,411
CSK Auto Corp.*	17,860	213,784
Deb Shops, Inc.	1,100	26,521
Dress Barn, Inc.*	19,600	496,860
DSW, Inc. "A"*	6,100	222,162
Genesco, Inc.*	8,700	294,669
Group 1 Automotive, Inc.	9,600	540,864
Guess?, Inc.*	7,900	329,825
Guitar Center, Inc.*	10,100	449,147
Gymboree Corp.*	14,200	493,592
Haverty Furniture Companies, Inc.	7,500	117,675
Hibbett Sporting Goods, Inc.*	15,505	370,569
Hot Topic, Inc.*	16,275	187,325
Jo-Ann Stores, Inc.* (a)	11,202	164,109
	Shares	Value ($)

Jos. A. Bank Clothiers, Inc.* (a)	6,821	163,431
Lithia Motors, Inc. "A"	7,500	227,400
Maidenform Brands, Inc.*	8,108	99,972
Men's Wearhouse, Inc.	18,500	560,550
Midas, Inc.*	7,800	143,520
Monro Muffler Brake, Inc.	5,650	183,964
New York & Co., Inc.*	7,923	77,408
Pacific Sunwear of California, Inc.*	29,100	521,763
Pantry, Inc.*	9,600	552,384
Payless ShoeSource, Inc.*	25,900	703,703
PETCO Animal Supplies, Inc.*	24,600	502,578
Pier 1 Imports, Inc. (a)	33,100	231,038
Rent-A-Center, Inc.*	29,100	723,013
Restoration Hardware, Inc.* (a)	14,900	106,982
Select Comfort Corp.* (a)	22,800	523,716
Shoe Carnival, Inc.*	4,800	114,528
Sonic Automotive, Inc.	11,100	246,198
Stage Stores, Inc.	11,300	372,900
Stein Mart, Inc.	10,496	155,341
Talbots, Inc.	7,400	136,530
The Buckle, Inc.	3,226	135,073
The Children's Place Retail Stores, Inc.*	8,800	528,440
The Finish Line, Inc. "A"	19,200	227,136
The Pep Boys- Manny, Moe & Jack	20,200	236,946
Too, Inc.*	13,044	500,759
West Marine, Inc.* (a)	6,200	83,576
Wet Seal, Inc. "A"*	31,500	153,720
Zales Corp.*	18,400	443,256
Zumiez, Inc.*	6,500	244,205
		17,970,608
Textiles, Apparel & Luxury Goods 1.5%
Brown Shoe Co., Inc.	10,650	362,952
Carter's, Inc.*	20,100	531,243
Cherokee, Inc.	3,700	153,032
Columbia Sportswear Co.*	6,100	276,086
Crocs, Inc.* (a)	3,300	82,995
Deckers Outdoor Corp.*	5,000	192,800
Fossil, Inc.*	18,800	338,588
Hartmarx Corp.*	9,700	58,200
Iconix Brand Group, Inc.*	15,200	248,227
K-Swiss, Inc. "A"	11,900	317,730
Kellwood Co.	9,582	280,465
Kenneth Cole Productions, Inc. "A"	5,144	114,866
Movado Group, Inc.	8,600	197,370
Oxford Industries, Inc.	5,500	216,755
Perry Ellis International, Inc.*	4,200	106,302
Phillips-Van Heusen Corp.	21,600	824,256
Quicksilver, Inc.*	47,400	577,332
Russell Corp.	12,400	225,184
Skechers USA, Inc. "A"*	4,289	103,408
Steven Madden Ltd.	9,300	275,466
Stride Rite Corp.	16,400	216,316
The Warnaco Group, Inc.*	20,500	382,940
Timberland Co. "A"*	19,300	503,442
True Religion Apparel, Inc.*	6,200	109,677
Under Armour, Inc. "A"*	9,000	383,580
UniFirst Corp.	5,000	172,500
Volcom, Inc.*	4,300	137,557
Weyco Group, Inc.	1,500	34,830
Wolverine World Wide, Inc.	22,100	515,593
Xerium Technologies, Inc.	4,967	46,789
		7,986,481
	Shares	Value ($)

Consumer Staples 2.9%
Beverages 0.3%
Boston Beer Co., Inc. "A"*	3,500	102,515
Coca Cola Bottling Co.	1,600	81,232
Hansen Natural Corp.*	5,900	1,123,183
Jones Soda Co.*	10,900	98,045
MGP Ingredients, Inc.	4,600	106,751
National Beverage Corp.	4,800	68,880
		1,580,606
Food & Staples Retailing 0.8%
Arden Group, Inc. "A"	400	45,268
Casey's General Stores, Inc.	21,886	547,369
Central European Distribution Corp.*	12,150	305,694
Great Atlantic & Pacific Tea Co., Inc.	6,568	149,225
Ingles Markets, Inc. "A"	6,600	112,200
Longs Drug Stores Corp.	12,283	560,351
Nash Finch Co.	6,700	142,643
Pathmark Stores, Inc.*	22,500	211,725
Performance Food Group Co.*	15,500	470,890
Ruddick Corp.	14,600	357,846
Smart & Final, Inc.*	6,800	114,512
Spartan Stores, Inc.	8,900	130,207
The Andersons, Inc.	5,000	208,050
The Topps Co., Inc. (a)	18,296	150,393
United Natural Foods, Inc.*	17,565	579,996
Weis Markets, Inc.	3,800	156,560
Wild Oats Markets, Inc.*	12,989	254,584
		4,497,513
Food Products 1.0%
Alico, Inc.	1,300	71,643
Chiquita Brands International, Inc.	15,600	214,968
Darling International, Inc.*	26,100	118,233
Delta & Pine Land Co.	15,868	466,519
Diamond Foods, Inc.	5,246	84,303
Farmer Brothers Co.	1,700	36,856
Flowers Foods, Inc.	19,637	562,404
Gold Kist, Inc.*	22,600	302,162
Green Mountain Coffee Roasters, Inc.*	2,300	92,391
Hain Celestial Group, Inc.*	13,182	339,568
Imperial Sugar Co.	5,200	123,274
J & J Snack Foods Corp.	4,400	145,508
Lancaster Colony Corp.	11,500	453,905
Lance, Inc.	10,600	244,012
Maui Land & Pineapple Co., Inc.*	1,700	64,260
Peet's Coffee & Tea, Inc.*	6,300	190,197
Pilgrim's Pride Corp.	15,500	399,672
Premium Standard Farms, Inc.	4,077	66,170
Ralcorp Holdings, Inc.*	11,060	470,382
Reddy Ice Holdings, Inc.	5,580	113,553
Sanderson Farms, Inc. (a)	7,650	214,124
Seaboard Corp.	100	128,000
Tootsie Roll Industries, Inc.	12,955	377,379
TreeHouse Foods, Inc.*	11,600	276,966
		5,556,449
Household Products 0.2%
Central Garden & Pet Co.*	9,500	408,975
Spectrum Brands, Inc.*	13,700	176,903
	Shares	Value ($)

WD-40 Co.	7,000	234,990
		820,868
Personal Products 0.4%
American Oriental Bioengineering, Inc.*	15,400	85,113
Chattem, Inc.*	8,100	245,997
Elizabeth Arden, Inc.*	12,300	219,924
Inter Parfums, Inc.	1,900	32,718
Mannatech, Inc. (a)	7,800	98,358
Medifast, Inc.*	5,500	98,229
NBTY, Inc.*	21,200	506,892
Nu Skin Enterprises, Inc. "A"	21,244	315,473
Parlux Fragrances, Inc.* (a)	7,800	75,582
Playtex Products, Inc.*	19,300	201,299
Prestige Brands Holdings, Inc.*	11,360	113,259
Revlon, Inc. "A"*	74,700	94,122
USANA Health Sciences, Inc.* (a)	4,600	174,340
		2,261,306
Tobacco 0.2%
Alliance One International, Inc.	33,300	147,852
Universal Corp.	11,568	430,561
Vector Group Ltd. (a)	13,238	215,117
		793,530
Energy 5.4%
Energy Equipment & Services 2.3%
Allis-Chalmers Energy, Inc.*	6,500	88,285
Atwood Oceanics, Inc.*	10,200	505,920
Basic Energy Services, Inc.*	4,100	125,337
Bristow Group, Inc.*	8,600	309,600
Bronco Drilling Co., Inc.*	6,467	135,096
CARBO Ceramics, Inc.	9,000	442,170
Complete Production Services, Inc.*	10,200	241,128
Dawson Geophysical Co.*	3,900	119,935
Dril-Quip, Inc.*	4,100	338,004
Grey Wolf, Inc.*	74,600	574,420
Gulf Island Fabrication, Inc.	6,500	130,260
GulfMark Offshore, Inc.*	7,700	198,891
Hanover Compressor Co.* (a)	40,000	751,200
Hercules Offshore, Inc.*	7,300	255,500
Hornbeck Offshore Services, Inc.*	9,000	319,680
Hydril*	7,800	612,456
Input/Output, Inc.* (a)	26,400	249,480
Lone Star Technologies, Inc.*	11,936	644,783
Lufkin Industries, Inc.	6,400	380,352
Matrix Service Co.*	10,000	114,400
Maverick Tube Corp.*	14,583	921,500
Metretek Technologies, Inc.*	7,200	123,625
NATCO Group, Inc. "A"*	6,600	265,169
Newpark Resources, Inc.*	33,425	205,564
NS Group, Inc.*	8,676	477,874
Oil States International, Inc.*	19,200	658,176
Parker Drilling Co.*	40,200	288,636
PHI, Inc. (Non-Voting)*	4,800	159,269
Pioneer Drilling Co.*	15,400	237,776
RPC, Inc.	9,700	235,516
SulphCo, Inc.*	12,400	88,733
Superior Well Services, Inc.*	3,348	83,365
Trico Marine Services, Inc.*	5,800	197,087
Union Drilling, Inc.*	6,400	95,104
Universal Compression Holdings, Inc.*	11,600	730,452
	Shares	Value ($)

Veritas DGC, Inc.*	13,800	711,804
W-H Energy Services, Inc.*	12,200	620,126
Warrior Energy Service Corp.*	4,500	109,422
		12,746,095
Oil, Gas & Consumable Fuels 3.1%
Alon USA Energy, Inc.	4,077	128,303
Alpha Natural Resources, Inc.*	19,930	391,027
Arena Resources, Inc.*	4,900	168,021
Atlas America, Inc.*	7,832	350,952
ATP Oil & Gas Corp.* (a)	8,700	364,791
Aurora Oil & Gas Corp.*	23,500	93,946
Berry Petroleum Co. "A"	15,400	510,510
Bill Barrett Corp.*	10,560	312,682
Bois d'Arc Energy, Inc.*	5,005	82,432
Brigham Exploration Co.*	20,900	165,319
Callon Petroleum Co.*	6,400	123,776
Carrizo Oil & Gas, Inc.*	9,500	297,445
Clayton Williams Energy, Inc.*	2,800	96,712
Comstock Resources, Inc.*	16,324	487,435
Crosstex Energy, Inc.	3,500	332,780
Delek US Holdings, Inc.*	2,400	36,459
Delta Petroleum Corp.*	23,100	395,703
Edge Petroleum Corp.*	8,800	175,824
Encore Aquisition Co.*	22,200	595,626
Energy Partners Ltd.*	14,400	272,880
EXCO Resources, Inc.*	18,400	209,760
Exploration Co. of Delaware*	13,500	143,828
Gasco Energy, Inc.* (a)	26,100	116,145
GeoGlobal Resources, Inc.*	14,500	70,864
Giant Industries, Inc.*	5,600	372,680
GMX Resources, Inc.*	3,800	117,429
Goodrich Petroleum Corp.*	6,000	170,340
Gulfport Energy Corp.*	3,100	34,205
Harvest Natural Resources, Inc.*	15,400	208,516
Houston Exploration Co.*	11,200	685,328
International Coal Group, Inc.*	43,300	311,150
James River Coal Co.*	6,900	182,781
KCS Energy, Inc.*	19,500	579,150
KFx, Inc.* (a)	28,200	430,896
Mariner Energy, Inc.*	28,260	519,136
Maritrans, Inc.	6,300	156,870
MarkWest Hydrocarbon, Inc.	1,300	32,157
McMoRan Exploration Co.* (a)	11,200	197,120
Meridian Resource Corp.*	27,800	97,300
NGP Capital Resources Co.	6,300	92,169
Pacific Ethanol, Inc.*	8,010	185,191
Parallel Petroleum Corp.*	15,400	380,534
Penn Virginia Corp.	8,200	573,016
Petrohawk Energy Corp.* (a)	25,600	322,560
Petroleum Development Corp.*	7,300	275,210
PetroQuest Energy, Inc.*	18,100	222,268
Quest Resource Corp.*	9,600	130,080
Remington Oil & Gas Corp.*	1,193	52,456
Rentech, Inc.*	52,900	245,842
Rosetta Resources, Inc.* (a)	22,152	368,166
Stone Energy Corp.*	10,379	483,142
Swift Energy Co.*	11,120	477,382
Syntroleum Corp.*	17,400	105,618
Toreador Resources Corp.* (a)	5,800	163,154
Transmeridian Exploration, Inc.*	25,600	145,838
TransMontaigne, Inc.*	20,500	229,805
USEC, Inc.	33,233	393,811
VAALCO Energy, Inc.*	25,500	248,737
	Shares	Value ($)

Warren Resources, Inc.*	23,100	331,716
Western Refining, Inc.	10,100	217,958
Westmoreland Coal Co.*	1,900	45,042
Whiting Petroleum Corp.*	14,200	594,554
World Fuel Services Corp.	10,700	488,883
		16,791,410
Financials 21.1%
Capital Markets 1.1%
Apollo Investment Corp.	33,723	623,201
Ares Capital Corp.	17,400	294,582
Calamos Asset Management, Inc. "A"	10,700	310,193
Capital Southwest Corp.	800	83,560
Cohen & Steers, Inc.	3,900	92,040
GAMCO Investors, Inc. "A"	3,200	117,632
GFI Group, Inc.*	5,240	282,698
Gladstone Capital Corp. (a)	5,000	106,950
Greenhill & Co., Inc.	6,700	407,092
Harris & Harris Group, Inc.* (a)	10,100	111,504
Knight Capital Group, Inc. "A"*	44,100	671,643
LaBranche & Co., Inc.* (a)	19,600	237,356
MarketAxess Holdings, Inc.* (a)	10,000	110,100
MCG Capital Corp.	24,200	384,780
MVC Capital, Inc.	5,400	72,535
optionsXpress Holdings, Inc.	9,510	221,678
Penson Worldwide, Inc.*	1,700	29,240
Piper Jaffray Companies, Inc.*	8,000	489,680
Sanders Morris Harris Group, Inc.	3,000	45,330
Stifel Financial Corp.*	4,000	141,240
SWS Group, Inc.	5,611	135,337
Thomas Weisel Partners Group, Inc.*	4,200	79,842
Tradestation Group, Inc.*	11,700	148,239
Waddell & Reed Financial, Inc. "A"	36,400	748,384
		5,944,836
Commercial Banks 7.2%
Alabama National BanCorp.	6,600	449,790
AMCORE Financial, Inc.	8,613	252,447
AmericanWest Bancorp.	2,890	65,459
Ameris Bancorp	4,160	96,262
Arrow Financial Corp.	3,593	98,556
BancFirst Corp.	1,600	71,600
BancTrust Financial Group, Inc.	2,300	53,981
Bank of Granite Corp.	3,512	73,155
Bank of the Ozarks, Inc.	5,100	169,830
BankFinancial Corp.	7,700	133,210
Banner Corp.	4,000	154,160
BB&T Corp.	0	12
Boston Private Financial Holdings, Inc.	15,956	445,172
Cadence Financial Corp.	3,833	84,978
Camden National Corp.	2,900	115,710
Capital City Bank Group, Inc. (a)	4,043	122,099
Capital Corp. of the West	4,020	128,640
Capitol Bancorp., Ltd.	4,500	175,275
Cardinal Financial Corp.	11,600	134,792
Cascade Bancorp.	9,000	256,590
Cathay General Bancorp.	22,136	805,308
Centennial Bank Holdings, Inc.* (a)	22,100	228,514
Center Financial Corp.	5,700	134,748
Centerstate Banks of Florida, Inc.	1,900	38,928
Central Pacific Financial Corp.	13,912	538,394
	Shares	Value ($)

Chemical Financial Corp.	10,344	316,526
Chittenden Corp.	21,326	551,277
Citizens Banking Corp.	19,800	483,318
City Holding Co.	7,200	260,208
CoBiz, Inc.	4,400	99,088
Columbia Bancorp.- Oregon	2,700	67,650
Columbia Banking System, Inc.	6,218	232,429
Community Bancorp.*	3,000	93,240
Community Bancorp., Inc.	2,700	114,172
Community Bank System, Inc.	14,500	292,465
Community Banks, Inc.	7,540	196,040
Community Trust Bancorp., Inc.	4,729	165,184
CVB Financial Corp.	23,622	369,921
Enterprise Financial Services Corp.	3,141	79,938
Farmers Capital Bank Corp.	1,500	49,125
First BanCorp. Puerto Rico (a)	32,200	299,460
First BanCorp.-North Carolina	4,050	85,050
First Charter Corp.	12,900	316,437
First Commonwealth Financial Corp.	33,682	427,761
First Community Bancorp.	8,800	519,904
First Community Bancshares, Inc.	3,449	113,783
First Financial Bancorp.	10,442	155,690
First Financial Bankshares, Inc.	6,986	255,268
First Financial Corp.	3,810	114,338
First Indiana Corp.	3,325	86,550
First Merchants Corp.	6,928	168,420
First Midwest Bancorp., Inc.	21,900	812,052
First Oak Brook Bancshares, Inc.	3,650	135,050
First Regional Bancorp.*	745	65,560
First Republic Bank	9,850	451,130
First Source Corp.	3,681	124,528
First South Bancorp, Inc. (a)	3,000	102,690
First State Bancorp.	6,400	152,192
FirstMerit Corp.	44,713	936,290
FLAG Financial Corp.	4,000	77,756
FNB Corp. — Pennsylvania	24,300	383,211
FNB Corp. — Virginia	1,700	62,900
Frontier Financial Corp.	9,287	315,665
GB&T Bancshares, Inc.	5,375	116,960
Glacier Bancorp., Inc.	13,425	392,950
Great Southern Bancorp, Inc.	3,000	91,590
Greater Bay Bancorp.	22,400	644,000
Greene County Bancshares, Inc.	3,344	103,530
Hancock Holding Co.	12,000	672,000
Hanmi Financial Corp.	18,942	368,232
Harleysville National Corp.	9,648	204,634
Heartland Financial USA, Inc.	4,250	113,263
Heritage Commerce Corp.	3,100	76,849
IBERIABANK Corp.	4,075	234,475
Independent Bank Corp. — Massachusetts	5,800	188,326
Independent Bank Corp.-Michigan	10,983	288,853
Integra Bank Corp.	7,522	163,604
Interchange Financial Services Corp.	9,250	208,125
International Bancshares Corp.	15,500	425,940
Intervest Bancshares Corp.*	2,700	109,288
Investors Bancorp, Inc.* (a)	25,400	344,170
Irwin Financial Corp.	8,300	160,937
Lakeland Bancorp, Inc.	3,951	61,912
Lakeland Financial Corp.	3,200	77,728
Macatawa Bank Corp.	5,669	132,598
MainSource Financial Group, Inc.	3,675	64,055
	Shares	Value ($)

MB Financial, Inc.	11,000	388,960
MBT Financial Corp.	3,700	59,200
Mercantile Bank Corp.	3,640	145,054
MetroCorp Bancshares, Inc.	900	26,337
Mid-State Bancshares	8,800	246,400
Midwest Banc Holdings, Inc.	7,700	171,325
Nara Bancorp, Inc.	10,700	200,625
National Penn Bancshares, Inc. (a)	16,832	334,284
NBT Bancorp, Inc.	13,897	322,827
Northern Empire Bancshares*	2,390	57,360
Old National Bancorp.	30,402	607,128
Old Second Bancorp, Inc.	3,898	120,838
Omega Financial Corp.	4,100	128,371
Oriental Financial Group, Inc.	7,442	94,960
Pacific Capital Bancorp.	20,944	651,777
Park National Corp.	5,050	498,990
Peoples Bancorp, Inc.	5,395	160,987
Pinnacle Financial Partners, Inc.*	5,000	152,150
Placer Sierra Bancshares	6,200	143,778
Preferred Bank, Los Angeles	2,900	155,469
PremierWest Bancorp.	3,881	56,005
PrivateBancorp, Inc.	8,500	351,985
Prosperity Bancshares, Inc.	12,100	397,969
Provident Bankshares Corp.	15,097	549,380
R & G Financial Corp. "B"	14,850	127,562
Renasant Corp.	3,000	121,050
Republic Bancorp., Inc.	34,228	424,085
Republic Bancorp., Inc. "A"	1,844	37,986
Royal Bancshares of Pennsylvania, Inc. "A"	327	7,940
S&T Bancorp, Inc.	9,060	301,064
S.Y. Bancorp, Inc.	3,360	92,333
Sandy Spring Bancorp., Inc.	6,600	237,996
Santander BanCorp.	1,284	31,612
SCBT Financial Corp.	2,184	77,860
Seacoast Banking Corp. of Florida	4,360	116,107
Security Bank Corp.	4,200	93,534
Shore Bancshares, Inc.	2,200	59,652
Sierra Bancorp.	900	23,585
Signature Bank*	10,600	343,228
Simmons First National Corp. "A"	4,100	118,941
Smithtown Bancorp, Inc.	1,700	41,049
Southside Bancshares, Inc. (a)	2,177	48,591
Southwest Bancorp., Inc.	5,700	145,350
State National Bancshares, Inc.	4,616	175,916
Sterling Bancorp.	9,618	187,551
Sterling Bancshares, Inc.	21,525	403,594
Sterling Financial Corp.	15,588	475,590
Sterling Financial Corp. — Pennsylvania	11,428	250,273
Suffolk Bancorp.	2,900	94,975
Summit Bancshares, Inc.	4,267	90,503
Sun Bancorp, Inc.*	4,943	80,274
Superior Bancorp.*	5,800	63,800
Susquehanna Bancshares, Inc.	21,647	517,363
SVB Financial Group*	15,700	713,722
Taylor Capital Group, Inc.	2,000	81,620
Texas Capital Bancshares, Inc.*	11,200	260,960
Texas Regional Bancshares, Inc. "A"	20,076	761,282
Texas United Bancshares, Inc.*	2,700	75,962
The Bancorp, Inc.*	4,284	107,143
Tompkins Trustco, Inc.	2,610	112,230
TriCo Bancshares	4,600	125,948
	Shares	Value ($)

Trustmark Corp.	20,900	647,273
U. S. B Holding Co., Inc.	3,803	85,568
UCBH Holdings, Inc.	41,600	688,064
UMB Financial Corp.	14,684	489,565
Umpqua Holdings Corp.	24,793	635,940
Union Bankshares Corp.	2,600	112,164
United Bankshares, Inc.	16,800	615,384
United Community Banks, Inc.	12,100	368,324
United Securities Bancshares (a)	1,700	36,342
Univest Corp. of Pennsylvania	3,150	87,003
Vineyard National Bancorp. Co.	4,830	129,927
Virginia Commerce Bancorp, Inc.*	6,196	148,084
Virginia Financial Group, Inc.	1,700	71,774
Washington Trust Bancorp, Inc.	3,700	102,564
WesBanco, Inc.	7,700	238,623
West Bancorp., Inc. (a)	4,805	89,709
West Coast Bancorp.	6,200	182,714
Westamerica Bancorp.	14,000	685,580
Western Alliance Bancorp.*	4,039	140,476
Wilshire Bancorp, Inc.	8,500	153,170
Wintrust Financial Corp.	10,850	551,722
Yardville National Bancorp.	4,500	160,785
		39,075,040
Consumer Finance 0.6%
ACE Cash Express, Inc.*	5,700	166,839
Advance America Cash Advance Centers, Inc.	25,650	449,901
Advanta Corp. "B"	8,900	319,955
ASTA Funding, Inc.	5,400	202,230
Cash America International, Inc.	11,200	358,400
CompuCredit Corp.*	9,193	353,379
Credit Acceptance Corp.*	3,200	86,799
Dollar Financial Corp.*	6,000	107,938
EZCORP, Inc. "A"*	5,200	195,876
First Cash Financial Services, Inc.*	12,600	248,850
QC Holdings, Inc.*	1,332	17,995
Rewards Network, Inc.*	8,400	68,589
United PanAm Financial Corp.*	3,400	103,360
World Acceptance Corp.*	8,300	294,816
		2,974,927
Diversified Financial Services 0.3%
Asset Acceptance Capital Corp.*	7,334	145,213
Compass Diversified Trust*	3,300	47,064
Financial Federal Corp.	9,750	271,148
International Securities Exchange, Inc.	14,800	563,436
Marlin Business Services Corp.*	3,540	79,863
Medallion Financial Corp.	4,300	55,696
PICOHoldings, Inc.*	2,600	83,850
Portfolio Recovery Associates, Inc.*	7,300	333,610
Resource America, Inc.	6,400	121,920
		1,701,800
Insurance 2.5%
21st Century Insurance Group	10,400	149,760
Affirmative Insurance Holdings, Inc.	5,100	79,815
Alfa Corp.	12,100	200,376
American Equity Investment Life Holding Co.	25,072	267,268
American Physicians Capital, Inc.*	3,600	189,324
Argonaut Group, Inc.*	12,100	363,484
Baldwin & Lyons, Inc.	2,725	69,487
Bristol West Holdings, Inc.	5,500	88,000
	Shares	Value ($)

Capital Title Group, Inc.	13,100	96,492
Clark, Inc.	7,300	96,360
CNA Surety Corp.*	4,150	71,712
Commerce Group, Inc.	23,500	693,795
Crawford & Co. "B"	5,900	42,362
Delphi Financial Group, Inc. "A"	18,531	673,787
Direct General Corp.	7,100	120,132
Donegal Group, Inc. "A"	3,666	71,157
EMC Insurance Group, Inc.	1,400	40,264
Enstar Group, Inc.*	1,100	101,409
FBL Financial Group, Inc.	4,816	156,038
First Acceptance Corp.*	4,505	53,069
FPIC Insurance Group, Inc.*	4,700	182,125
Great American Financial Resources, Inc.	3,304	69,153
Harleysville Group, Inc.	6,800	215,696
Hilb, Rogal & Hobbs Co.	15,100	562,777
Horace Mann Educators Corp.	16,868	285,913
Independence Holding Co.	640	14,342
Infinity Property & Casualty Corp.	8,800	360,800
James River Group, Inc.*	2,620	65,238
Kansas City Life Insurance Co.	1,100	46,387
LandAmerica Financial Group, Inc.	6,600	426,360
Meadowbrook Insurance Group, Inc.*	11,500	95,680
National Financial Partners Corp.	15,900	704,529
National Interstate Corp.	4,769	129,335
National Western Life Insurance Co. "A"	700	167,755
Navigators Group, Inc.*	5,600	245,392
NYMAGIC, Inc.	1,400	40,647
Odyssey Re Holdings Corp. (a)	5,002	131,803
Ohio Casualty Corp.	27,542	818,824
Phoenix Companies, Inc.	47,400	667,392
PMA Capital Corp. "A"*	14,700	151,410
Presidential Life Corp.	9,200	226,136
ProAssurance Corp.*	13,127	632,459
RLI Corp.	10,000	481,800
Safety Insurance Group, Inc.	6,300	299,565
SCPIE Holdings, Inc.*	3,100	72,034
Seabright Insurance Holdings*	7,912	127,462
Selective Insurance Group, Inc.	12,200	681,614
State Auto Financial Corp.	4,800	156,192
Stewart Information Services Corp.	7,200	261,432
The Midland Co.	3,800	144,324
Tower Group, Inc.	7,600	229,900
U.S.I. Holdings Corp.*	16,700	223,947
United Fire & Casualty Co.	9,300	280,209
Universal American Financial Corp.*	17,600	231,440
Zenith National Insurance Corp.	14,250	565,297
		13,619,460
Real Estate Investment Trusts 6.7%
Aames Investment Corp. (REIT)	23,100	115,269
Acadia Realty Trust (REIT)	10,827	256,059
Agree Realty Corp. (REIT)	4,300	146,071
Alexander's, Inc. (REIT)*	700	190,232
Alexandria Real Estate Equities, Inc. (REIT)	9,900	877,932
American Campus Communities, Inc. (REIT)	6,100	151,585
American Financial Realty Trust (REIT)	49,400	478,192
	Shares	Value ($)

American Home Mortgage Investment Corp. (REIT)	17,035	627,910
Anthracite Capital, Inc. (REIT)	26,600	323,456
Anworth Mortgage Asset Corp. (REIT)	14,100	117,030
Arbor Realty Trust, Inc. (REIT)	6,600	165,330
Ashford Hospitality Trust (REIT)	22,000	277,640
BioMed Realty Trust, Inc. (REIT)	22,400	670,656
Capital Lease Funding, Inc. (REIT)	14,400	164,304
Capital Trust, Inc. "A" (REIT)	3,100	110,422
Cedar Shopping Centers, Inc. (REIT)	9,600	141,312
Corporate Office Properties Trust (REIT)	14,700	618,576
Correctional Properties Trust (REIT)	6,300	155,925
Cousins Properties, Inc. (REIT)	17,600	544,368
Crescent Real Estate Equities Co. (REIT)	33,700	625,472
Deerfield Triarc Capital Corp. (REIT)	17,900	232,342
DiamondRock Hospitality Co. (REIT)	23,100	342,111
Digital Realty Trust, Inc. (REIT)	6,100	150,609
EastGroup Properties, Inc. (REIT)	7,800	364,104
Education Realty Trust, Inc. (REIT)	12,990	216,283
Entertainment Properties Trust (REIT)	12,375	532,744
Equity Inns, Inc. (REIT)	20,400	337,824
Equity Lifestyle Properties, Inc. (REIT)	9,100	398,853
Equity One, Inc. (REIT)	17,850	373,065
Extra Space Storage, Inc. (REIT)	19,100	310,184
FelCor Lodging Trust, Inc. (REIT)	22,731	494,172
Fieldstone Investment Corp. (REIT)	23,200	212,512
First Industrial Realty Trust, Inc. (REIT) (a)	19,800	751,212
First Potomac Realty Trust (REIT)	9,800	291,942
Franklin Street Properties Corp. (REIT)	15,900	312,734
Friedman, Billings, Ramsey Group, Inc. (REIT) "A"	57,300	628,220
Getty Realty Corp. (REIT)	5,200	147,888
Glenborough Realty Trust, Inc. (REIT)	15,351	330,661
Glimcher Realty Trust (REIT) (a)	12,900	320,049
GMH Communities Trust (REIT)	14,200	187,156
Gramercy Capital Corp. (REIT)	5,100	132,090
Healthcare Realty Trust, Inc. (REIT)	20,144	641,586
Heritage Property Investment Trust (REIT)	13,400	467,928
Hersha Hospitality Trust (REIT)	14,300	132,847
Highland Hospitality Corp. (REIT)	21,600	304,128
Highwoods Properties, Inc. (REIT)	23,700	857,466
Home Properties, Inc. (REIT)	15,100	838,201
HomeBanc Corp. (REIT)	18,600	147,684
Impac Mortgage Holdings, Inc. (REIT) (a)	28,900	323,102
Inland Real Estate Corp. (REIT)	31,000	461,280
Innkeepers USA Trust (REIT)	15,400	266,112
Investors Real Estate Trust (REIT)	12,800	115,584
Jer Investors Trust, Inc. (REIT)	8,200	127,510
Kite Realty Group Trust (REIT)	8,700	135,633
KKR Financial Corp. (REIT)	30,500	634,705
LaSalle Hotel Properties (REIT)	17,200	796,360
Lexington Corporate Properties Trust (REIT)	24,100	520,560
Longview Fibre Co.	20,700	395,163
	Shares	Value ($)

LTC Properties, Inc. (REIT)	7,400	165,390
Luminent Mortgage Capital, Inc. (REIT)	19,314	178,848
Maguire Properties, Inc. (REIT)	16,400	576,788
Medical Properties Trust, Inc. (REIT)	18,946	209,164
MFA Mortgage Investments, Inc. (REIT)	29,300	201,584
Mid-America Apartment Communities, Inc. (REIT)	10,600	590,950
MortgageIT Holdings, Inc. (REIT) (a)	14,000	168,840
National Health Investors, Inc. (REIT)	9,600	258,144
National Retail Properties, Inc. (REIT)	26,400	526,680
Nationwide Health Properties, Inc. (REIT) (a)	33,100	745,081
Newcastle Investment Corp. (REIT)	19,600	496,272
Newkirk Realty Trust, Inc. (a)	6,100	105,896
NorthStar Realty Finance Corp. (REIT)	14,834	178,156
NovaStar Financial, Inc. (REIT) (a)	12,400	391,964
OMEGA Healthcare Investors, Inc. (REIT)	20,500	271,010
Parkway Properties, Inc. (REIT)	7,100	323,050
Pennsylvania Real Estate Investment Trust (REIT)	16,112	650,441
Post Properties, Inc. (REIT)	18,700	847,858
Potlatch Corp.	15,626	589,881
PS Business Parks, Inc. (REIT)	5,900	348,100
RAIT Investment Trust (REIT)	13,000	379,600
Ramco-Gershenson Properties Trust (REIT)	6,900	185,817
Realty Income Corp. (REIT)	35,680	781,392
Redwood Trust, Inc. (REIT)	6,800	332,044
Republic Property Trust (REIT)	7,700	76,076
Saul Centers, Inc. (REIT)	3,500	142,730
Saxon Capital, Inc. (REIT)	23,700	271,128
Senior Housing Properties Trust (REIT)	23,000	411,930
Sizeler Property Investors, Inc. (REIT)	4,000	64,240
Sovran Self Storage, Inc. (REIT)	6,400	325,056
Spirit Finance Corp. (REIT)	29,160	328,342
Strategic Hotels & Resorts, Inc. (REIT)	27,800	576,572
Sun Communities, Inc. (REIT)	6,300	204,939
Sunstone Hotel Investors, Inc. (REIT)	22,100	642,226
Tanger Factory Outlet Centers, Inc. (REIT)	11,500	372,255
The Mills Corp. (REIT)	22,100	590,839
Trustreet Properties, Inc. (REIT)	27,500	362,725
U-Store-It Trust (REIT)	18,500	348,910
Universal Health Realty Income Trust (REIT)	5,800	181,830
Urstadt Biddle Properties "A" (REIT)	5,400	87,966
Washington Real Estate Investment Trust (REIT)	18,900	693,630
Windrose Medical Properties Trust (REIT)	5,500	80,254
Winston Hotels, Inc. (REIT)	9,300	113,925
Winthrop Realty Trust (REIT)	5,900	35,026
		36,403,894
	Shares	Value ($)

Real Estate Management & Development 0.2%
Affordable Residential Communities (REIT)*	11,374	122,270
Consolidated-Tomoka Land Co.	2,300	126,822
HouseValues, Inc.* (a)	6,200	42,966
Move, Inc.*	44,100	241,668
Tejon Ranch Co.*	3,800	156,408
Trammell Crow Co.*	15,300	538,101
		1,228,235
Thrifts & Mortgage Finance 2.5%
Accredited Home Lenders Holding Co.*	6,800	325,108
Anchor BanCorp Wisconsin, Inc.	10,000	301,700
Bank Mutual Corp.	29,241	357,325
BankAtlantic Bancorp., Inc. "A"	22,200	329,448
BankUnited Financial Corp. "A"	13,500	412,020
Berkshire Hill Bancorp., Inc.	2,300	81,604
Brookline Bancorp, Inc.	29,735	409,451
Charta Financial Corp.	1,400	55,244
CharterMac	18,900	353,619
Citizens First Bancorp., Inc.	2,500	66,737
City Bank	2,974	138,767
Clifton Savings Bancorp, Inc.	2,400	25,992
Coastal Financial Corp.	3,693	48,157
Commercial Capital Bancorp., Inc.	19,689	310,102
Corus Bankshares, Inc. (a)	17,400	455,532
Dime Community Bancshares	13,469	182,774
Doral Financial Corp.	33,200	212,812
Downey Financial Corp.	7,900	535,709
Federal Agricultural Mortgage Corp. "C"	5,300	146,810
Fidelity Bankshares, Inc.	9,900	315,018
First Busey Corp.	4,700	96,209
First Financial Holdings, Inc.	3,900	124,800
First Niagara Financial Group, Inc.	48,779	683,882
First Place Financial Corp.	4,500	103,545
FirstFed Financial Corp.* (a)	6,700	386,389
Flagstar Bancorp., Inc.	18,650	297,654
Flushing Financial Corp.	6,000	107,760
Franklin Bank Corp.*	11,300	228,147
Fremont General Corp.	25,200	467,712
Harbor Florida Bancshares, Inc.	9,501	352,867
Horizon Financial Corp.	4,300	117,949
ITLA Capital Corp.	2,800	147,224
Kearny Financial Corp.	6,797	100,596
KNBT Bancorp, Inc.	9,300	153,636
MAF Bancorp., Inc.	15,060	645,170
NASB Financial, Inc.	600	20,250
NetBank, Inc.	21,396	141,856
NewAlliance Bancshares, Inc.	44,700	639,657
Northwest Bancorp, Inc.	5,400	143,100
OceanFirst Financial Corp.	3,200	71,104
Ocwen Financial Corp.*	15,200	193,192
Partners Trust Financial Group, Inc.	21,995	250,963
PennFed Financial Services, Inc.	4,200	78,330
PFF Bancorp., Inc.	8,390	278,212
Provident Financial Services, Inc.	31,464	564,779
Provident New York Bancorp.	15,178	200,653
Rockville Financial, Inc.*	1,400	20,596
Sound Federal Bancorp., Inc.	4,618	96,008
TierOne Corp.	8,700	293,799
Triad Guaranty, Inc.*	4,000	195,520
TrustCo Bank Corp.	32,883	362,371
	Shares	Value ($)

United Community Financial Corp.	12,342	148,104
W Holding Co., Inc.	39,300	261,345
Wauwatosa Holdings, Inc.*	4,420	75,405
Willow Grove Bancorp, Inc.	4,000	63,604
WSFS Financial Corp.	2,400	147,480
		13,323,797
Health Care 11.7%
Biotechnology 2.9%
Acadia Pharmaceuticals, Inc.*	11,591	97,828
ADVENTRX Pharmaceuticals, Inc.*	17,500	55,443
Alexion Pharmaceuticals, Inc.*	12,635	456,376
Alkermes, Inc.*	35,300	667,876
Alnylam Pharmaceuticals, Inc.*	11,800	177,843
Altus Pharmaceuticals, Inc.*	2,000	36,879
Applera Corp.-Celera Genomics Group*	29,200	378,140
Arena Pharmaceuticals, Inc.*	20,800	240,864
ARIAD Pharmaceuticals, Inc.* (a)	30,900	139,359
Array BioPharma, Inc.*	18,100	155,660
AVI BioPharma, Inc.*	20,200	75,708
BioCryst Pharmaceuticals, Inc.*	8,200	117,439
Bioenvision, Inc.*	19,600	104,468
BioMarin Pharmaceutical, Inc.*	37,028	532,092
Cell Genesys, Inc.* (a)	24,100	120,982
Cepheid, Inc.*	20,600	200,026
Coley Pharmaceutical Group, Inc.*	5,613	64,830
Combinatorx, Inc.*	8,100	71,158
Cotherix, Inc.*	9,167	78,928
Cubist Pharmaceuticals, Inc.*	20,757	522,661
CV Therapeutics, Inc.* (a)	17,022	237,797
Cytokinetics, Inc.*	7,700	48,405
deCODE genetics, Inc.* (a)	25,300	156,607
Dendreon Corp.* (a)	35,700	172,788
Digene Corp.*	7,700	298,298
Encysive Pharmaceuticals, Inc.*	26,146	181,192
Enzon Pharmaceuticals, Inc.* (a)	20,700	156,078
Genitope Corp.* (a)	13,200	83,424
Genomic Health, Inc.*	3,441	40,501
Genta, Inc.*	61,400	100,641
Geron Corp.* (a)	24,000	165,600
GTx, Inc.*	2,946	26,809
Hana Biosciences, Inc.*	10,100	91,554
Human Genome Sciences, Inc.*	51,500	551,050
ICOS Corp.*	25,400	558,546
Idenix Pharmaceuticals, Inc.*	11,304	106,258
Incyte Corp.*	40,100	184,460
Indevus Pharmaceuticals, Inc.*	21,900	119,725
InterMune, Inc.*	12,200	200,690
Isis Pharmaceuticals, Inc.*	27,268	164,971
Keryx Biopharmaceuticals, Inc.*	16,000	227,200
Lexicon Genetics, Inc.*	21,622	94,921
Mannkind Corp.* (a)	8,200	174,742
Martek Biosciences Corp.*	12,400	358,980
Maxygen, Inc.*	9,100	68,068
Medarex, Inc.*	47,500	456,475
Metabasis Therapeutics, Inc.*	6,300	48,042
Momenta Pharmaceutical, Inc.*	7,500	95,325
Monogram Biosciences, Inc.*	62,900	124,542
Myogen, Inc.*	16,647	482,763
Myriad Genetics, Inc.*	15,100	381,275
Nabi Biopharmaceuticals* (a)	28,633	164,353
Neurocrine Biosciences, Inc.* (a)	15,700	166,420
Northfield Laboratories, Inc.* (a)	12,300	121,647
	Shares	Value ($)

Novavax, Inc.*	24,800	124,920
NPS Pharmaceuticals, Inc.*	22,270	108,678
Nuvelo, Inc.*	19,633	326,889
Onyx Pharmaceuticals, Inc.*	15,600	262,548
OSI Pharmaceuticals, Inc.*	22,500	741,177
Panacos Pharmaceuticals, Inc.*	17,800	98,201
Peregrine Pharmaceuticals, Inc.*	79,600	126,492
Pharmion Corp.*	10,800	183,924
Progenics Pharmaceuticals, Inc.*	10,400	250,224
Regeneron Pharmaceuticals, Inc.*	17,200	220,504
Renovis, Inc.*	8,000	122,480
Rigel Pharmaceuticals, Inc.*	12,300	119,679
Sangamo BioSciences, Inc.*	14,000	82,552
Savient Pharmaceuticals, Inc.*	26,860	141,015
Senomyx, Inc.*	11,020	159,019
Sirna Therapeutics, Inc.*	14,400	82,034
Solexa, Inc.*	7,800	66,263
Tanox, Inc.* (a)	10,600	146,598
Telik, Inc.* (a)	23,300	384,450
Trimeris, Inc.*	10,102	116,072
United Therapeutics Corp.*	9,128	527,325
ZymoGenetics, Inc.*	16,400	311,108
		15,606,859
Health Care Equipment & Supplies 3.2%
Abaxis, Inc.*	9,000	201,330
ABIOMED, Inc.*	7,900	102,463
Adeza Biomedical Corp.*	7,000	98,140
Align Technology, Inc.* (a)	22,300	164,797
American Medical Systems Holdings, Inc.*	29,800	496,170
Analogic Corp.	6,500	302,965
AngioDynamics, Inc.*	4,300	116,315
Arrow International, Inc.	8,100	266,247
ArthroCare Corp.*	11,000	462,110
Aspect Medical Systems, Inc.*	7,400	129,056
Biosite, Inc.*	7,715	352,267
Candela Corp.*	10,800	171,288
Cerus Corp.*	9,500	67,696
Conceptus, Inc.*	10,400	141,775
Conmed Corp.*	12,261	253,803
Conor Medsystems, Inc.*	11,550	318,665
Cyberonics, Inc.*	7,951	169,515
Datascope Corp.	4,206	129,713
Dexcom, Inc.*	5,611	76,197
Diagnostic Products Corp.	9,600	558,432
DJO, Inc.*	8,600	316,738
Encore Medical Corp.*	21,500	103,415
ev3, Inc.* (a)	5,153	76,316
Foxhollow Technologies, Inc.* (a)	7,000	191,240
Greatbatch, Inc.*	7,800	184,080
Haemonetics Corp.*	10,100	469,751
HealthTronics, Inc.*	16,000	122,400
Hologic, Inc.*	18,400	908,224
I-Flow Corp.*	10,500	113,610
ICU Medical, Inc.*	6,600	278,784
Immucor, Inc.*	26,093	501,768
Integra LifeSciences Holdings*	8,700	337,647
Intermagnetics General Corp.*	18,006	485,802
IntraLase Corp.*	6,900	115,506
Invacare Corp.	11,500	286,120
Inverness Medical Innovations, Inc.*	10,500	296,415
IRIS International, Inc.*	9,000	118,440
	Shares	Value ($)

Kensey Nash Corp.*	5,100	150,450
Kyphon, Inc.*	17,200	659,792
Laserscope*	8,600	264,966
LifeCell Corp.*	12,800	395,776
Medical Action Industries, Inc.*	2,600	57,401
Mentor Corp.	13,992	608,652
Meridian Bioscience, Inc.	9,100	227,045
Merit Medical System, Inc.*	13,144	180,862
Natus Medical, Inc.*	8,900	87,971
Neurometrix, Inc.*	5,700	173,622
NuVasive, Inc.*	14,600	266,158
NxStage Medical, Inc.*	2,885	25,186
OraSure Technologies, Inc.*	20,700	197,064
Palomar Medical Technologies, Inc.*	7,400	337,662
PolyMedica Corp.	10,200	366,792
Quidel Corp.*	10,700	101,592
Sirona Dental Systems, Inc.	7,200	285,264
SonoSite, Inc.*	7,328	286,085
Spectranetics Corp.*	12,200	130,784
Stereotaxis, Inc.*	11,050	119,230
STERIS Corp.	26,700	610,362
SurModics, Inc.* (a)	7,300	263,603
Symmetry Medical, Inc.*	12,600	194,040
ThermoGenesis Corp.*	26,500	109,180
Thoratec Corp.*	19,960	276,845
TriPath Imaging, Inc.*	12,900	85,398
Viasys Healthcare, Inc.*	12,100	309,760
Vital Signs, Inc.	2,200	108,966
West Pharmaceutical Services, Inc.	12,272	445,228
Wright Medical Group, Inc.*	13,800	288,834
Young Innovations, Inc.	1,000	35,230
Zoll Medical Corp.*	5,000	163,800
		17,298,800
Health Care Providers & Services 2.3%
Air Methods Corp.*	4,800	125,664
Alliance Imaging, Inc.*	6,400	40,960
Amedisys, Inc.* (a)	7,200	272,880
American Retirement Corp.*	13,600	445,672
AMERIGROUP Corp.*	20,200	627,008
AMN Healthcare Services, Inc.*	12,000	243,600
AmSurg Corp.*	11,200	254,800
Apria Healthcare Group, Inc.*	17,900	338,310
Bio-Reference Laboratories, Inc.*	5,500	119,680
Capital Senior Living Corp.*	6,400	65,754
Centene Corp.*	16,400	385,892
Chemed Corp.	10,100	550,753
CorVel Corp.*	2,300	57,500
Cross Country Healthcare, Inc.*	14,400	261,936
Five Star Quality Care, Inc.*	11,300	125,020
Genesis HealthCare Corp.*	8,650	409,751
Gentiva Health Services, Inc.*	12,800	205,184
HealthExtras, Inc.*	10,200	308,244
Healthspring, Inc.*	6,400	120,000
Healthways, Inc.*	14,100	742,224
Horizon Health Corp.*	6,800	141,984
Hythiam, Inc.*	12,400	86,378
InVentiv Health, Inc.*	12,900	371,262
Kindred Healthcare, Inc.*	13,600	353,600
Landauer, Inc.	3,300	158,070
LCA-Vision, Inc.	8,000	423,280
LHC Group, Inc.*	3,349	66,712
Magellan Health Services, Inc.*	15,600	706,836
	Shares	Value ($)

Matria Healthcare, Inc.*	9,653	206,767
MedCath Corp.*	4,200	79,128
Molina Healthcare, Inc.*	4,300	163,615
MWI Veterinary Supply, Inc.*	1,589	57,887
National Healthcare Corp.	1,800	80,190
Odyssey HealthCare, Inc.*	15,675	275,410
Option Care, Inc.	12,900	154,542
Owens & Minor, Inc.	15,000	429,000
Providence Service Corp.*	6,138	167,138
PSS World Medical, Inc.*	29,663	523,552
Psychiatric Solutions, Inc.*	22,300	639,118
Radiation Therapy Services, Inc.*	4,300	115,713
RehabCare Group, Inc.*	8,100	140,778
Res-Care, Inc.*	10,000	200,000
Sun Healthcare Group, Inc.*	11,100	96,404
Sunrise Senior Living, Inc.*	17,050	471,433
Symbion, Inc.*	6,100	126,636
United Surgical Partners International, Inc.*	19,150	575,840
VistaCare, Inc. "A"*	6,500	78,650
		12,590,755
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	17,400	305,370
Computer Programs & Systems, Inc.	4,500	179,820
Dendrite International, Inc.*	14,424	133,278
Eclipsys Corp.*	17,106	310,645
Emageon, Inc.*	9,500	138,605
Merge Technologies, Inc.*	9,700	119,407
Omnicell, Inc.*	9,800	135,358
Per-Se Technologies, Inc.*	14,649	368,862
Phase Forward, Inc.*	12,243	141,039
TriZetto Group, Inc.*	19,400	286,926
Vital Images, Inc.*	6,600	163,020
		2,282,330
Life Sciences Tools & Services 1.3%
Advanced Magnetics, Inc.*	3,600	108,730
Affymetrix, Inc.*	26,600	680,960
Albany Molecular Research, Inc.*	11,000	117,480
Bio-Rad Laboratories, Inc. "A"*	7,100	461,074
Bruker BioSciences Corp.*	11,538	61,844
Cambrex Corp.	10,303	214,611
Dionex Corp.*	8,660	473,356
Diversa Corp.*	10,600	102,396
Enzo Biochem, Inc.*	12,337	186,042
eResearch Technology, Inc.* (a)	22,200	202,020
Exelixis, Inc.*	35,900	360,795
Illumina, Inc.*	16,000	474,560
Kendle International, Inc.*	5,400	198,229
Luminex Corp.*	11,700	203,463
Molecular Devices Corp.*	7,800	238,368
Nektar Therapeutics*	35,500	651,070
PAREXEL International Corp.*	12,060	347,931
PRA International*	6,900	153,663
Serologicals Corp.*	13,800	433,872
SFBC International, Inc.* (a)	8,300	125,828
Varian, Inc.*	13,528	561,547
Ventana Medical Systems, Inc.*	12,292	579,937
		6,937,776
Pharmaceuticals 1.6%
Adams Respiratory Therapeutics, Inc.*	12,700	566,674
	Shares	Value ($)

Adolor Corp.*	19,400	485,194
Akorn, Inc.*	14,600	58,074
Alpharma, Inc. "A"	16,190	389,208
Andrx Corp.*	28,700	665,553
AtheroGenics, Inc.* (a)	17,600	229,680
Auxilium Pharmaceuticals, Inc.*	6,700	52,097
AVANIR Pharmaceuticals "A"* (a)	15,100	103,284
Bentley Pharmaceuticals, Inc.*	8,600	94,256
Bradley Pharmaceuticals, Inc.*	7,200	73,398
Caraco Pharmaceutical Laboratories Ltd.*	1,500	13,725
CNS, Inc.	6,400	156,800
Connetics Corp.*	15,511	182,409
Cypress Bioscience, Inc.*	17,600	108,064
DepoMed, Inc.*	17,800	104,427
Durect Corp.* (a)	20,000	77,400
Emisphere Technologies, Inc.*	11,400	97,186
Hi-Tech Pharmacal Co., Inc.*	4,150	68,766
K-V Pharmaceutical Co. "A"*	14,450	269,637
Medicines Co.*	19,300	377,315
Medicis Pharmaceutical Corp. "A"	20,700	496,800
MGI Pharma, Inc.*	30,700	660,050
Nastech Pharmaceutical Co., Inc.*	9,700	153,260
New River Pharmaceuticals, Inc.* (a)	6,600	188,100
Noven Pharmaceuticals, Inc.*	11,500	205,850
Pain Therapeutics, Inc.* (a)	16,200	135,270
Par Pharmaceutical Companies, Inc.*	13,100	241,826
Penwest Pharmaceuticals Co.*	10,200	222,666
Perrigo Co.	33,698	542,538
POZEN, Inc.* (a)	12,100	85,184
Salix Pharmaceuticals Ltd.*	20,050	246,615
Santarus, Inc.*	21,200	140,899
Sciele Pharma, Inc.*	12,600	292,194
Somaxon Pharmaceuticals, Inc.*	1,400	21,842
SuperGen, Inc.* (a)	27,283	99,037
Valeant Pharmaceuticals International	36,300	614,196
ViroPharma, Inc.*	26,200	225,844
Xenoport, Inc.*	5,720	103,589
		8,848,907
Industrials 13.7%
Aerospace & Defense 1.4%
AAR Corp.*	13,650	303,440
Argon ST, Inc.*	4,283	114,056
Aviall, Inc.*	13,300	632,016
BE Aerospace, Inc.*	32,100	733,806
Ceradyne, Inc.*	10,475	518,408
Cubic Corp.	5,400	105,894
Curtiss-Wright Corp.	19,200	592,896
DHB Industries, Inc.*	15,000	5,888
DynCorp International, Inc. "A"*	8,200	85,068
EDO Corp.	5,800	141,172
Essex Corp.*	9,000	165,780
Esterline Technologies Corp.*	9,500	395,105
GenCorp, Inc.*	25,083	402,080
HEICO Corp. (a)	9,600	272,160
Herley Industries, Inc.*	8,700	97,527
Hexcel Corp.*	36,100	567,131
Innovative Solutions & Support, Inc.*	6,250	87,875
Ionatron, Inc.* (a)	14,729	93,529
	Shares	Value ($)

K&F Industries Holdings, Inc.*	6,036	107,018
Ladish Co., Inc.*	6,100	228,436
Moog, Inc. "A"*	13,875	474,803
MTC Technologies, Inc.*	2,900	68,527
Orbital Sciences Corp.*	20,760	335,066
Taser International, Inc.* (a)	25,700	203,287
Teledyne Technologies, Inc.*	13,122	429,877
Triumph Group, Inc.*	5,800	278,400
United Industrial Corp.	4,300	194,575
		7,633,820
Air Freight & Logistics 0.5%
ABX Air, Inc.*	27,400	165,496
Atlas Air Worldwide Holdings, Inc.*	7,517	368,633
Dynamex, Inc.*	3,080	67,175
EGL, Inc.*	12,080	606,416
Forward Air Corp.	13,737	559,508
Hub Group, Inc. "A"*	14,900	365,497
Pacer International, Inc.	16,000	521,280
		2,654,005
Airlines 0.6%
Airtran Holdings, Inc.*	35,400	526,044
Alaska Air Group, Inc.*	15,900	626,778
ExpressJet Holdings, Inc.*	24,900	172,059
Frontier Airlines Holdings, Inc.* (a)	18,229	131,431
JetBlue Airways Corp.*	68,500	831,117
Mesa Air Group, Inc.*	17,900	176,315
Republic Airways Holdings, Inc.*	11,879	202,181
SkyWest, Inc.	25,800	639,840
		3,305,765
Building Products 0.7%
AAON, Inc.*	3,200	82,112
American Woodmark Corp.	5,500	192,720
Ameron International Corp.	3,100	207,762
Apogee Enterprises, Inc.	13,700	201,390
Builders FirstSource, Inc.*	5,800	118,088
ElkCorp.	8,460	234,934
Goodman Global, Inc.*	7,900	119,853
Griffon Corp.*	10,770	281,097
Insteel Industries, Inc.	6,200	149,955
Jacuzzi Brands, Inc.*	28,514	250,923
NCI Building Systems, Inc.*	8,300	441,311
PW Eagle, Inc.	4,800	145,070
Simpson Manufacturing Co., Inc.	16,000	576,800
Trex Co., Inc.* (a)	5,900	152,751
Universal Forest Products, Inc.	7,300	457,929
		3,612,695
Commercial Services & Supplies 3.9%
ABM Industries, Inc.	15,900	271,890
Acco Brands Corp.*	17,100	374,276
Administaff, Inc.	8,800	315,128
American Ecology Corp.	7,000	185,500
American Reprographics Co.*	11,240	407,450
AMREP Corp.*	1,000	54,289
Banta Corp.	9,200	426,236
Barrett Business Services, Inc.*	1,700	31,177
Bowne & Co., Inc.	15,300	218,790
Brady Corp. "A"	17,800	655,752
Casella Waste Systems, Inc. "A"*	8,600	112,574
CBIZ, Inc.*	23,228	172,119
CDI Corp.	4,600	133,400
Central Parking Corp.	4,233	67,728
	Shares	Value ($)

Cenveo Inc.*	20,280	364,026
Clean Harbors, Inc.*	6,900	278,139
Coinstar, Inc.*	10,428	249,646
COMSYS IT Partners, Inc.*	7,874	119,055
Consolidated Graphics, Inc.*	4,600	239,476
Cornell Companies, Inc.*	3,100	47,589
CoStar Group, Inc.*	7,500	448,725
CRA International, Inc.*	5,400	243,756
Deluxe Corp.	19,800	345,906
DiamondCluster International, Inc.*	14,000	110,880
Ennis, Inc.	11,400	224,352
Exponent, Inc.*	4,700	79,430
First Advantage Corp. "A"*	4,100	95,366
First Consulting Group, Inc.*	6,600	58,311
FTI Consulting, Inc.*	15,000	401,550
G & K Services, Inc. "A"	7,672	263,150
Geo Group, Inc.*	5,900	206,795
Global Cash Access, Inc.*	12,100	189,123
Healthcare Services Group, Inc.	12,625	264,494
Heidrick & Struggles International, Inc.*	8,244	278,977
Herman Miller, Inc.	46,728	1,204,181
Hudson Highland Group, Inc.*	12,200	131,638
Huron Consulting Group, Inc.*	6,371	223,558
ICT Group, Inc.*	2,000	49,032
IHS, Inc. "A"*	8,400	248,892
IKON Office Solutions, Inc.	47,700	601,020
John H. Harland Co.	12,000	522,000
Kelly Services, Inc. "A"	8,200	222,794
Kenexa Corp.*	5,733	182,596
Kforce, Inc.*	13,400	207,566
Knoll, Inc.	11,856	217,676
Korn/Ferry International*	15,923	311,932
Labor Ready, Inc.*	21,000	475,650
Layne Christensen Co.*	6,100	172,935
LECG Corp.*	8,400	155,148
M&F Worldwide Corp.*	4,800	77,280
McGrath Rentcorp.	8,000	222,480
Mine Safety Appliances Co.	11,600	466,320
Mobile Mini, Inc.*	15,348	449,083
Navigant Consulting, Inc.*	18,175	411,664
NCO Group, Inc.*	14,011	370,451
On Assignment, Inc.*	8,600	78,989
PeopleSupport, Inc.*	8,900	119,725
PHH Corp.*	20,500	564,570
Pike Electric Corp.*	5,208	100,306
Resources Connection, Inc.*	21,200	530,424
Rollins, Inc.	12,375	243,045
Schawk, Inc.	7,400	129,500
School Specialty, Inc.*	10,600	337,610
Sirva, Inc.*	17,700	114,519
SITEL Corp.*	19,200	75,222
SOURCECORP, Inc.*	7,783	192,941
Spherion Corp.*	22,543	205,592
Standard Parking Corp.*	1,400	37,890
Standard Register Co.	4,800	56,880
Synagro Technologies, Inc.	18,500	72,664
Taleo Corp. "A"*	3,816	44,991
Team, Inc.*	3,400	85,121
TeleTech Holdings, Inc.*	14,000	177,240
Tetra Tech, Inc.*	21,716	385,242
The Advisory Board Co.*	7,400	355,866
United Stationers, Inc.*	13,751	678,199
	Shares	Value ($)

Viad Corp.	8,000	250,400
Volt Information Sciences, Inc.*	3,900	181,740
Waste Connections, Inc.*	18,650	678,860
Waste Industries USA, Inc.	2,000	45,334
Waste Services, Inc.*	9,233	83,008
Watson Wyatt Worldwide, Inc. "A"	16,100	565,754
		21,250,583
Construction & Engineering 0.6%
Comfort Systems USA, Inc.	14,800	211,492
EMCOR Group, Inc.*	12,100	588,907
Granite Construction, Inc.	14,850	672,260
Infrasource Services, Inc.*	9,657	175,854
Insituform Technologies, Inc. "A"*	12,590	288,185
Integrated Electrical Services, Inc.*	4,300	75,078
Perini Corp.*	7,800	175,500
Sterling Construction Co., Inc.*	4,100	113,160
Washington Group International, Inc.*	12,500	666,750
		2,967,186
Electrical Equipment 1.6%
A.O. Smith Corp.	7,660	355,118
Acuity Brands, Inc.	19,431	756,060
American Superconductor Corp.* (a)	14,900	131,567
Baldor Electric Co.	12,697	397,289
Belden CDT, Inc.	18,338	606,071
Capstone Turbine Corp.*	36,200	82,489
China BAK Battery, Inc.*	9,000	76,546
Encore Wire Corp.* (a)	8,850	318,069
Energy Conversion Devices, Inc.*	15,209	554,064
EnerSys*	17,500	365,750
Evergreen Solar, Inc.* (a)	25,700	333,586
Franklin Electric Co., Inc.	9,600	495,744
FuelCell Energy, Inc.* (a)	22,400	214,592
General Cable Corp.*	19,450	680,750
Genlyte Group, Inc.*	10,600	767,758
GrafTech International Ltd.*	36,998	214,588
II-VI, Inc.*	9,400	172,020
Lamson & Sessions Co.*	4,900	138,885
LSI Industries, Inc.	9,575	162,679
Medis Technologies Ltd.* (a)	9,065	183,838
Plug Power, Inc.*	25,771	120,351
Powell Industries, Inc.*	2,100	50,253
Power-One, Inc.*	24,200	159,720
Regal-Beloit Corp.	11,700	516,555
Superior Essex, Inc.*	8,740	261,588
Vicor Corp.	6,174	102,303
Woodward Governor Co.	11,300	344,763
		8,562,996
Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,100	223,650
Sequa Corp. "A"*	2,400	195,600
Standex International Corp.	3,800	115,330
Tredegar Corp.	12,155	192,292
		726,872
Machinery 2.5%
3D Systems Corp.*	3,700	74,333
Accuride Corp.*	7,066	88,113
Actuant Corp. "A"	10,400	519,480
Albany International Corp. "A"	9,852	417,626
American Railcar Industries, Inc.	4,500	148,995
	Shares	Value ($)

American Science & Engineering, Inc.*	3,700	214,304
Ampco-Pittsburgh Corp.	3,600	103,081
Astec Industries, Inc.*	6,860	234,063
ASV, Inc.* (a)	8,700	200,448
Badger Meter, Inc.	4,512	121,824
Barnes Group, Inc.	17,400	347,130
Basin Water, Inc.*	4,600	46,066
Briggs & Stratton Corp.	19,600	609,756
Bucyrus International, Inc. "A"	12,250	618,625
Cascade Corp.	5,200	205,660
CIRCOR International, Inc.	5,200	158,548
Clarcor, Inc.	20,900	622,611
Columbus McKinnon Corp.*	6,500	141,230
Commercial Vehicle Group, Inc.*	7,375	152,515
Dynamic Materials Corp.	5,200	175,396
EnPro Industries, Inc.*	8,200	275,520
ESCO Technologies, Inc.*	9,734	520,282
Federal Signal Corp.	20,630	312,338
Flanders Corp.*	7,900	79,237
Flow International Corp.*	15,500	217,961
Freightcar America, Inc.	4,800	266,448
Gehl Co.*	5,115	130,586
Gorman-Rupp Co.	2,550	67,830
Greenbrier Companies, Inc.	4,700	153,878
Kadant, Inc.*	6,680	153,640
Kaydon Corp.	12,690	473,464
L.B. Foster Co. "A"*	4,900	118,855
Lindsay Manufacturing Co.	5,750	155,940
Middleby Corp.*	3,000	259,680
Miller Industries, Inc.*	3,000	62,065
Mueller Industries, Inc.	16,000	528,480
Mueller Water Products, Inc. "A"*	12,200	212,402
NACCO Industries, Inc. "A"	2,125	291,996
Navistar International Corp.*	24,100	593,101
Nordson Corp.	12,600	619,668
RBC Bearings, Inc.*	9,345	212,132
Robbins & Myers, Inc.	6,400	167,296
Tecumseh Products Co. "A"*	8,241	158,227
Tennant Co.	3,900	196,092
Titan International, Inc. (a)	7,400	138,454
Trinity Industries, Inc.	1	20
TurboChef Technologies, Inc.* (a)	3,800	42,256
Valmont Industries, Inc.	8,200	381,218
Wabash National Corp.	14,500	222,720
Wabtec Corp.	19,771	739,436
Watts Water Technologies, Inc. "A"	10,480	351,604
		13,302,630
Marine 0.1%
American Commercial Lines, Inc.*	12,000	722,589
Horizon Lines, Inc. "A"	4,064	65,105
		787,694
Road & Rail 1.0%
AMERCO*	4,400	442,904
Arkansas Best Corp.	10,189	511,590
Celadon Group, Inc.*	10,300	227,012
Dollar Thrifty Automotive Group, Inc.*	10,700	482,249
Florida East Coast Industries, Inc.	15,000	784,950
Genesee & Wyoming, Inc.*	13,900	493,033
Heartland Express, Inc.	23,781	425,442
Knight Transportation, Inc.	21,492	434,138
	Shares	Value ($)

Marten Transport Ltd.*	7,400	160,876
Old Dominion Freight Line, Inc.*	11,950	449,201
P.A.M. Transportation Services, Inc.*	1,226	35,419
Patriot Transportation Holding, Inc.*	300	26,019
RailAmerica, Inc.*	19,800	207,108
SCS Transportation, Inc.*	6,949	191,306
Universal Truckload Services, Inc.*	3,310	112,970
US Xpress Enterprises, Inc. "A"*	4,700	126,994
USA Truck, Inc.*	4,300	76,626
Werner Enterprises, Inc.	23,000	466,210
		5,654,047
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	19,750	480,122
Beacon Roofing Supply, Inc.*	18,808	413,964
BlueLinx Holdings, Inc.	6,130	79,874
Electro Rent Corp.*	5,900	94,518
H&E Equipment Services, Inc.*	5,500	161,975
Interline Brands, Inc.*	9,900	231,462
Kaman Corp.	11,000	200,200
Lawson Products, Inc.	1,000	39,420
NuCo2, Inc.*	7,400	177,896
Rush Enterprises, Inc. "A"*	11,000	199,870
TAL International Group, Inc.*	5,600	134,960
TransDigm Group, Inc.*	3,490	83,586
UAP Holding Corp.	22,000	479,820
Watsco, Inc.	10,753	643,244
Williams Scotsman International, Inc.*	13,200	288,288
		3,709,199
Transportation Infrastructure 0.0%
Interpool, Inc.	3,511	78,014
Star Maritime Acquisition Corp.*	7,800	79,248
		157,262
Information Technology 18.0%
Communications Equipment 2.6%
3Com Corp.*	158,400	811,008
ADTRAN, Inc.	27,700	621,311
Anaren, Inc.*	8,470	173,550
Andrew Corp.*	62,100	550,206
Arris Group, Inc.*	41,800	548,416
Avanex Corp.*	60,300	106,068
Avocent Corp.*	20,800	546,000
Bel Fuse, Inc. "B"	3,535	115,983
Black Box Corp.	6,874	263,480
Blue Coat Systems, Inc.*	6,900	116,334
Bookham, Inc.*	27,100	91,005
C-COR, Inc.*	17,966	138,698
Carrier Access Corp.*	6,600	54,551
CommScope, Inc.*	22,700	713,234
Comtech Group, Inc.*	7,300	81,203
Comtech Telecommunications Corp.*	9,350	273,674
Digi International, Inc.*	10,500	131,565
Ditech Networks, Inc.*	15,800	137,776
Dycom Industries, Inc.*	14,866	316,497
EMS Technologies, Inc.*	4,800	86,256
Extreme Networks, Inc.*	54,200	225,472
Finisar Corp.* (a)	87,900	287,433
Foundry Networks, Inc.*	57,100	608,686
	Shares	Value ($)

Harmonic, Inc.*	35,100	157,248
Inter-Tel, Inc.	9,890	208,283
InterDigital Communications Corp.*	22,500	785,475
Ixia*	15,500	139,500
Loral Space & Communications, Inc.*	3,700	104,872
MasTec, Inc.*	14,900	196,829
MRV Communications, Inc.*	58,034	180,486
NETGEAR, Inc.*	13,400	290,110
Oplink Communications, Inc.*	7,771	142,287
Optical Communication Products, Inc. "A"*	7,400	14,874
Packeteer, Inc.*	16,600	188,244
ParkerVision, Inc.*	6,000	54,569
Pegasus Wireless Corp.*	20,400	182,272
Plantronics, Inc.	18,600	413,106
Polycom, Inc.*	35,300	773,776
Powerwave Technologies, Inc.*	43,400	395,808
Radyne Corp.*	8,800	100,087
Redback Networks, Inc.*	21,600	396,144
Safenet, Inc.*	10,373	183,810
Sirenza Microdevices, Inc.*	11,300	137,104
Sonus Networks, Inc.* (a)	98,800	489,060
Stratex Networks, Inc.*	42,200	142,978
Sycamore Networks, Inc.*	82,200	333,732
Symmetricom, Inc.*	22,500	159,075
Tekelec*	22,200	274,170
UTStarcom, Inc.* (a)	46,400	361,456
ViaSat, Inc.*	9,000	231,120
Zhone Technologies, Inc.*	36,285	74,021
		14,108,902
Computers & Peripherals 1.3%
Adaptec, Inc.*	45,900	199,206
Advanced Digital Information Corp.*	27,122	319,226
Avid Technology, Inc.*	16,400	546,612
Brocade Communications Systems, Inc.*	107,800	661,892
Eletronics for Imaging, Inc.*	25,400	530,352
Emulex Corp.*	32,800	533,656
Gateway, Inc.*	106,500	202,350
Hutchinson Technology, Inc.*	10,000	216,300
Hypercom Corp.*	24,300	227,205
Imation Corp.	13,300	545,965
Intermec, Inc.*	19,500	447,330
Komag, Inc.*	11,900	549,542
McDATA Corp. "A"*	67,600	275,808
Mobility Electronics, Inc.*	13,500	98,010
Neoware, Inc.*	7,200	88,488
Novatel Wireless, Inc.* (a)	13,800	143,244
Palm, Inc.* (a)	36,209	582,965
Presstek, Inc.*	12,800	119,168
Quantum Corp.*	69,200	181,304
Rackable Systems, Inc.*	10,800	426,492
Stratasys, Inc.*	4,950	145,827
Synaptics, Inc.*	10,300	220,420
		7,261,362
Electronic Equipment & Instruments 2.7%
Acacia Research — Acacia Technologies*	12,500	175,650
Aeroflex, Inc.*	28,250	329,678
Agilysys, Inc.	11,268	202,824
Anixter International, Inc.	13,000	616,980
	Shares	Value ($)

Applied Films Corp.*	7,200	205,128
Benchmark Electronics, Inc.*	24,848	599,334
Brightpoint, Inc.*	21,030	284,536
CalAmp Corp.*	7,700	68,414
Checkpoint Systems, Inc.*	14,600	324,266
Cogent, Inc.*	16,300	245,641
Cognex Corp.	19,400	504,982
Coherenet, Inc.*	13,674	461,224
Color Kinetics, Inc.*	7,052	133,353
CTS Corp.	12,590	187,465
Daktronics, Inc.	16,500	476,355
DTS, Inc.*	6,800	132,464
Echelon Corp.* (a)	10,100	75,649
Electro Scientific Industries, Inc.*	13,556	243,872
Excel Technology, Inc.*	6,135	183,559
Fargo Electronics*	6,100	154,879
FLIR Systems, Inc.*	26,800	590,870
Gerber Scientific, Inc.*	7,200	93,619
Global Imaging Systems, Inc.*	10,300	425,184
I.D. Systems, Inc.*	5,600	99,231
Identix, Inc.*	39,300	274,707
Insight Enterprises, Inc.*	20,962	399,326
International DisplayWorks, Inc.* (a)	21,500	111,800
Itron, Inc.*	9,900	586,674
KEMET Corp.*	32,800	302,416
Littlefuse, Inc.*	10,086	346,757
LoJack Corp.*	8,900	167,854
Maxwell Technologies, Inc.*	6,900	135,370
Measurement Specialties, Inc.*	4,611	102,687
Mercury Computer Systems, Inc.*	10,322	158,856
Methode Electronics, Inc. "A"	12,428	130,618
Metrologic Instruments, Inc.*	7,400	111,074
MTS Systems Corp.	8,100	320,031
Multi-Fineline Electronix, Inc.*	2,900	96,251
Newport Corp.*	16,900	272,428
OSI Systems, Inc.*	7,600	135,052
OYO Geospace Corp.*	2,000	114,155
Park Electrochemical Corp.	7,187	185,065
Paxar Corp.*	14,750	303,408
Photon Dynamics, Inc.*	8,841	110,689
Plexus Corp.*	18,424	630,285
RadiSys Corp.*	8,974	197,069
RAE Systems, Inc.*	19,400	77,555
Rofin-Sinar Technologies, Inc.*	6,800	390,796
Rogers Corp.*	6,800	383,112
Scansource, Inc.*	11,400	334,248
SunPower Corp. "A"*	4,700	131,694
SYNNEX Corp.*	3,686	69,887
Technitrol, Inc.	17,800	412,070
TTM Technologies, Inc.*	18,600	269,142
Universal Display Corp.* (a)	7,815	104,018
Viisage Technology, Inc.* (a)	8,600	130,376
X-Rite, Inc.	7,400	81,326
Zygo Corp.*	6,200	101,560
		14,493,513
Internet Software & Services 2.3%
24/7 Real Media, Inc.*	17,900	157,072
Access Integrated Technologies, Inc. "A"*	3,800	37,257
aQuantive, Inc.*	29,900	757,367
Ariba, Inc.*	28,121	231,436
Art Technology Group, Inc.*	49,100	146,234
	Shares	Value ($)

Bankrate, Inc.* (a)	4,800	181,248
Chordiant Software, Inc.*	27,200	82,370
Click Commerce, Inc.* (a)	5,000	98,650
CMGI, Inc.*	174,500	211,145
CNET Networks, Inc.*	58,600	467,628
CyberSource Corp.*	14,800	173,160
DealerTrack Holdings, Inc.*	4,400	97,284
Digital Insight Corp.*	14,922	511,675
Digital River, Inc.*	15,400	622,006
Digitas, Inc.*	38,900	452,018
EarthLink, Inc.*	55,100	477,166
eCollege.com, Inc.*	7,800	164,892
Equinix, Inc.*	11,200	614,432
InfoSpace, Inc.*	11,700	265,239
Internap Network Services Corp.*	112,300	117,848
Internet Capital Group, Inc.*	18,400	165,600
Interwoven, Inc.*	17,750	152,295
iPass, Inc.*	29,600	165,760
j2 Global Communications, Inc.*	19,300	602,546
Jupitermedia Corp.* (a)	10,800	140,400
Liquidity Services, Inc.*	4,400	68,508
Marchex, Inc. "B"* (a)	8,300	136,369
NetRatings, Inc.*	3,900	54,171
NIC, Inc.*	18,400	133,032
Online Resources Corp.*	11,300	116,842
Openwave Systems, Inc.*	36,666	423,126
Perficient, Inc.*	8,500	105,060
RealNetworks, Inc.*	45,700	488,990
S1 Corp.*	34,100	163,680
SAVVIS, Inc.*	3,900	115,413
Sohu.com, Inc.*	9,800	252,742
SonicWALL, Inc.*	28,300	254,417
Stellent, Inc.	10,200	97,410
Terremark Worldwide, Inc.*	12,092	43,531
The Knot, Inc.*	6,800	142,243
TheStreet.com, Inc.	8,800	112,752
Travelzoo, Inc.*	800	24,272
United Online, Inc.	28,650	343,800
ValueClick, Inc.*	39,800	610,930
Vignette Corp.*	14,040	204,703
WebEx Communications, Inc.*	16,400	582,856
webMethods, Inc.*	24,600	242,802
Websense, Inc.*	18,400	377,936
WebSideStory, Inc.*	8,400	102,480
		12,290,793
IT Services 1.8%
BearingPoint, Inc.*	72,400	605,988
CACI International, Inc. "A"*	11,800	688,294
Cass Information Systems, Inc.	1,000	48,662
CIBER, Inc.*	21,147	139,359
Covansys Corp.*	11,300	142,041
CSG Systems International, Inc.*	20,700	512,118
eFunds Corp.*	17,800	392,490
Euronet Worldwide, Inc.*	13,900	533,343
Forrester Research, Inc.*	5,500	153,890
Gartner, Inc. "A"*	23,585	334,907
Gevity HR, Inc.	11,700	310,635
Heartland Payment Systems, Inc.*	4,660	129,921
iGATE Corp.*	6,388	40,819
Infocrossing, Inc.* (a)	8,800	101,640
infoUSA, Inc.	14,600	150,526
Integral Systems, Inc.	3,590	96,320
Kanbay International, Inc.*	12,000	174,480
	Shares	Value ($)

Keane, Inc.*	18,700	233,750
Lightbridge, Inc.*	12,404	160,632
Lionbridge Technologies, Inc.*	27,300	150,969
ManTech International Corp. "A"*	6,200	191,332
MAXIMUS, Inc.	7,500	173,625
MPS Group, Inc.*	43,872	660,712
Ness Technologies, Inc.*	9,000	96,750
Perot Systems Corp. "A"*	32,500	470,600
RightNow Technologies, Inc.*	6,400	106,752
Safeguard Scientifics, Inc.*	41,500	89,590
Sapient Corp.*	30,000	159,000
SI International, Inc.*	5,000	153,300
SRA International, Inc. "A"*	14,500	385,915
StarTek, Inc.	6,125	91,569
Sykes Enterprises, Inc.*	11,800	190,688
Syntel, Inc.	2,300	47,058
TALX Corp.	13,312	291,133
The BISYS Group, Inc.*	57,758	791,029
TNS, Inc.*	8,800	182,072
Tyler Technologies, Inc.*	14,900	166,880
Wright Express Corp.*	16,700	479,958
		9,828,747
Semiconductors & Semiconductor Equipment 3.7%
Actel Corp.*	12,668	181,786
ADE Corp.*	5,200	168,948
Advanced Analogic Technologies, Inc.*	12,854	134,710
Advanced Energy Industries, Inc.*	12,706	168,227
AMIS Holdings, Inc.*	15,500	155,000
Amkor Technology, Inc.*	40,000	378,400
ANADIGICS, Inc.*	16,800	112,832
Applied Micro Circuits Corp.*	112,300	306,579
Asyst Technologies, Inc.*	22,100	166,413
Atheros Communications*	20,100	381,096
ATMI, Inc.*	14,106	347,290
Axcelis Technologies, Inc.*	45,100	266,090
Brooks Automation, Inc.*	28,496	336,253
Cabot Microelectronics Corp.*	10,900	330,379
Cirrus Logic, Inc.*	33,200	270,248
Cohu, Inc.	11,183	196,262
Conexant Systems, Inc.*	187,600	469,000
Credence Systems Corp.*	38,780	135,730
Cymer, Inc.*	14,900	692,254
Diodes, Inc.*	8,300	343,952
DSP Group, Inc.*	14,000	347,900
Eagle Test Systems, Inc.*	4,300	60,252
EMCORE Corp.* (a)	19,400	186,240
Entegris, Inc.*	52,485	500,182
Exar Corp.*	15,082	200,138
FEI Co.*	10,802	244,989
FormFactor, Inc.*	18,000	803,340
Genesis Microchip, Inc.* (a)	14,300	165,308
Hittite Microwave Corp.*	4,599	166,300
Ikanos Communications, Inc.*	7,044	106,998
Intevac, Inc.*	9,300	201,624
IXYS Corp.*	10,500	100,800
Kopin Corp.*	35,100	126,711
Kulicke & Soffa Industries, Inc.*	25,900	191,919
Lattice Semiconductor Corp.*	50,700	313,326
LTX Corp.*	29,274	205,211
Mattson Technology, Inc.*	23,200	226,664
Micrel, Inc.*	27,500	275,279
	Shares	Value ($)

Microsemi Corp.*	27,488	670,157
Microtune, Inc.*	24,700	154,622
Mindspeed Technologies, Inc.*	38,800	93,454
MIPS Technologies, Inc.*	20,100	122,007
MKS Instruments, Inc.*	15,800	317,896
Monolithic Power Systems, Inc.*	8,600	101,738
MoSys, Inc.*	7,000	54,709
Netlogic Microsystems, Inc.*	5,900	190,275
OmniVision Technologies, Inc.*	20,500	432,960
ON Semiconductor Corp.*	65,500	385,140
PDF Solutions, Inc.*	9,100	112,931
Pericom Semiconductor Corp.*	12,900	107,070
Photronics, Inc.*	15,168	224,486
PLX Technology, Inc.*	12,500	152,750
PortalPlayer, Inc.*	11,300	110,853
Power Integrations, Inc.*	13,500	235,980
RF Micro Devices, Inc.*	74,500	444,765
Rudolph Technologies, Inc.*	11,802	171,129
Semitool, Inc.*	10,800	97,416
Semtech Corp.*	29,700	429,165
Sigma Designs, Inc.*	11,100	104,613
Silicon Image, Inc.*	30,900	333,102
Silicon Storage Technology, Inc.*	41,800	169,708
SiRF Technology Holdings, Inc.*	20,100	647,622
Skyworks Solutions, Inc.*	61,700	339,967
Standard Microsystems Corp.*	10,161	221,815
Supertex, Inc.*	5,048	201,617
Tessera Technologies, Inc.*	17,700	486,750
Transmeta Corp.*	86,400	139,890
TranSwitch Corp.*	59,800	126,178
Trident Microsystems, Inc.*	22,100	419,458
TriQuint Semiconductor, Inc.*	62,378	278,206
Ultratech, Inc.*	11,128	175,155
Varian Semiconductor Equipment Associates, Inc.*	22,309	727,496
Veeco Instruments, Inc.*	12,800	305,152
Virage Logic Corp.*	6,800	63,852
Volterra Semiconductor Corp.*	8,600	131,236
Zoran Corp.*	18,565	451,872
		19,897,822
Software 3.6%
Actuate Corp.*	19,200	77,524
Advent Software, Inc.*	8,800	317,416
Agile Software Corp.*	28,000	177,520
Altiris, Inc.*	10,900	196,636
Ansoft Corp.*	7,200	147,456
ANSYS, Inc.*	14,100	674,262
Aspen Technology, Inc.*	19,396	254,476
Blackbaud, Inc.	16,482	374,141
Blackboard, Inc.*	10,400	301,184
Borland Software Corp.*	28,429	150,105
Bottomline Technologies, Inc.*	10,500	85,470
Concur Technologies, Inc.*	15,000	232,050
Convera Corp. "A"*	9,500	63,804
Epicor Software Corp.*	24,600	259,038
EPIQ Systems, Inc.*	7,900	131,456
eSPEED, Inc. "A"*	10,800	89,964
FalconStor Software, Inc.*	12,283	85,613
FileNET Corp.*	17,828	480,108
Hyperion Solutions Corp.*	23,000	634,800
i2 Technologies, Inc.*	4,900	62,048
Informatica Corp.*	33,100	435,596
Intergraph Corp.*	12,774	402,253
	Shares	Value ($)

Internet Security Systems, Inc.*	15,200	286,520
Intervoice, Inc.*	17,800	126,736
Jack Henry & Associates, Inc.	32,600	640,916
JDA Software Group, Inc.*	13,682	191,959
Kronos, Inc.*	12,421	449,764
Lawson Software, Inc.*	47,200	316,240
Macrovision Corp.*	19,800	426,096
Magma Design Automation, Inc.*	14,700	108,045
Manhattan Associates, Inc.*	12,800	259,712
MapInfo Corp.*	6,900	90,045
Mentor Graphics Corp.*	30,900	401,082
MICROS Systems, Inc.*	16,666	727,971
MicroStrategy, Inc., "A"*	4,000	390,080
Midway Games, Inc.* (a)	12,659	102,411
MRO Software, Inc.*	9,120	183,038
Net 1 UEPS Technologies, Inc.*	19,400	530,287
NetIQ Corp.*	21,272	259,306
NetScout Systems, Inc.*	8,400	74,928
Nuance Communications, Inc.*	49,836	501,350
Open Solutions, Inc.*	9,300	247,473
OPNET Technologies, Inc.*	4,000	51,810
Opsware, Inc.*	30,900	254,616
Parametric Technology Corp.*	47,800	607,538
Pegasystems, Inc.	4,100	26,322
Progress Software Corp.*	18,094	423,581
QAD, Inc.	5,000	38,750
Quality Systems, Inc.	6,100	224,602
Quest Software, Inc.*	25,700	360,828
Radiant Systems, Inc.*	12,400	131,068
Renaissance Learning, Inc. (a)	2,800	37,940
RSA Security, Inc.*	29,800	810,262
Secure Computing Corp.*	19,737	169,738
Smith Micro Software, Inc.*	9,000	144,098
Sonic Solutions*	10,700	176,550
SPSS, Inc.*	8,700	279,618
SSA Global Technologies, Inc.*	2,563	49,671
Sybase, Inc.*	42,621	826,847
Take-Two Interactive Software, Inc.*	27,200	289,952
THQ, Inc.*	24,545	530,172
TIBCO Software, Inc.*	81,400	573,870
Transaction Systems Architects, Inc. "A"*	15,806	658,952
Ulticom, Inc.*	3,900	40,833
Ultimate Software Group, Inc.*	9,800	187,768
VA Software Corp.*	22,000	85,312
VASCO Data Security International, Inc.*	13,300	111,055
Verint Systems, Inc.*	4,900	143,031
Wind River Systems, Inc.*	28,800	256,320
Witness Systems, Inc.*	12,500	252,125
		19,690,108
Materials 4.1%
Chemicals 1.5%
A. Schulman, Inc.	13,400	306,726
American Vanguard Corp.	5,933	91,843
Arch Chemicals, Inc.	10,888	392,512
Balchem Corp.	3,400	76,500
Calgon Carbon Corp.	18,900	115,101
CF Industries Holdings, Inc.	20,100	286,626
Ferro Corp.	15,432	246,295
Georgia Gulf Corp.	12,447	311,424
H.B. Fuller Co.	12,848	559,787
	Shares	Value ($)

Hercules, Inc.*	47,800	729,428
Innospec, Inc.	4,700	119,474
Koppers Holdings, Inc.	5,700	113,943
Kronos Worldwide, Inc.	1,519	44,431
Macdermid, Inc.	10,303	296,726
Minerals Technologies, Inc.	8,968	466,336
NewMarket Corp.	7,000	343,420
NL Industries, Inc.	2,732	29,369
Olin Corp.	30,254	542,454
OM Group, Inc.*	11,200	345,520
Omnova Solutions, Inc.*	13,300	75,502
Pioneer Companies, Inc.*	5,600	152,768
PolyOne Corp.*	34,762	305,210
Rockwood Holdings, Inc.*	12,887	296,530
Sensient Technologies Corp. (a)	17,033	356,160
Spartech Corp.	13,500	305,100
Stepan Co.	1,500	47,370
Symyx Technologies, Inc.*	12,570	303,566
Terra Industries, Inc.*	35,400	225,498
Tronox, Inc. "B"*	18,400	242,328
W.R. Grace & Co.* (a)	25,500	298,350
Zoltek Companies, Inc.* (a)	6,000	179,340
		8,205,637
Construction Materials 0.2%
Headwaters, Inc.*	16,300	416,628
Texas Industries, Inc.	8,847	469,776
US Concrete, Inc.*	15,300	168,968
		1,055,372
Containers & Packaging 0.4%
AEP Industries, Inc.*	2,200	73,482
AptarGroup, Inc.	13,300	659,437
Caraustar Industries, Inc.*	12,661	113,949
Chesapeake Corp.	10,533	172,846
Graphic Packaging Corp.*	26,400	100,056
Greif, Inc. "A"	7,200	539,712
Myers Industries, Inc.	9,059	155,724
Rock-Tenn Co. "A"	11,000	175,450
Silgan Holdings, Inc.	10,500	388,605
		2,379,261
Metals & Mining 1.7%
A.M. Castle & Co.	3,400	109,650
AK Steel Holding Corp.*	42,900	593,307
Aleris International, Inc.*	12,194	559,095
AMCOL International Corp.	10,150	267,453
Brush Engineered Materials, Inc.*	9,300	193,905
Century Aluminum Co.*	9,600	342,624
Chaparral Steel Co.*	9,347	673,171
Cleveland-Cliffs, Inc. (a)	8,500	673,965
Coeur d'Alene Mines Corp.* (a)	108,400	521,404
Compass Minerals International, Inc.	14,200	354,290
Gibraltar Industries, Inc.	10,350	300,150
Hecla Mining Co.*	48,200	253,050
Metal Management, Inc.	10,500	321,510
NN, Inc.	6,000	74,100
Olympic Steel, Inc.	3,900	137,942
Oregon Steel Mills, Inc.*	13,900	704,174
Quanex Corp.	14,675	632,052
Royal Gold, Inc. (a)	8,100	225,342
RTI International Metals, Inc.*	8,800	491,392
Ryerson Tull, Inc.	10,488	283,176
Schnitzer Steel Industries, Inc. "A"	9,150	324,642
	Shares	Value ($)

Steel Technologies, Inc.	5,900	114,696
Stillwater Mining Co.*	14,625	185,445
Wheeling-Pittsburgh Corp.*	4,800	95,472
Worthington Industries, Inc.	31,100	651,545
		9,083,552
Paper & Forest Products 0.3%
Bowater, Inc.	21,400	486,850
Buckeye Technologies, Inc.*	11,898	90,901
Deltic Timber Corp.	3,500	197,295
Glatfelter	20,608	327,049
Mercer International, Inc. (SBI)* (a)	7,912	68,676
Neenah Paper, Inc.	7,500	228,375
Schweitzer-Mauduit International, Inc.	4,600	99,590
Wausau Paper Corp.	17,180	213,891
		1,712,627
Telecommunication Services 1.3%
Diversified Telecommunication Services 0.9%
Alaska Communications Systems Group, Inc.	14,600	184,690
Broadwing Corp.*	29,430	304,601
Cbeyond Communications, Inc.*	5,800	126,498
Cincinnati Bell, Inc.*	95,000	389,500
Cogent Communications Group, Inc.*	9,900	92,711
Commonwealth Telephone Enterprises, Inc.	10,116	335,447
Consolidated Communications Holdings, Inc.	7,930	131,876
Covad Communications Group, Inc.*	113,200	227,407
CT Communications, Inc.	9,000	205,830
Eschelon Telecom, Inc.*	2,400	37,107
FairPoint Communications, Inc.	13,390	192,816
General Communication, Inc. "A"*	23,200	285,824
Golden Telecom, Inc.	7,761	196,741
IDT Corp. "B"*	19,700	271,663
Iowa Telecommunications Services, Inc.	12,500	236,500
North Pittsburgh Systems, Inc.	5,000	137,800
NTELOS Holdings Corp.*	8,000	115,600
Premiere Global Services, Inc.*	26,448	199,682
Shenandoah Telecommunications Co.	2,524	118,628
Surewest Communications	5,000	96,600
TALK America Holdings, Inc.*	16,633	102,958
Time Warner Telecom, Inc. "A"*	30,600	454,410
Valor Communications Group, Inc. (a)	25,202	288,563
Vonage Holdings Corp.*	10,600	91,002
		4,824,454
Wireless Telecommunication Services 0.4%
@Road, Inc.*	21,770	120,170
Centennial Communications Corp.	6,500	33,800
Dobson Communications Corp. "A"*	57,900	447,567
First Avenue Networks, Inc.*	23,200	252,272
InPhonic, Inc.* (a)	10,700	67,410
iPCS, Inc.*	7,300	352,389
Price Communications Corp.*	16,263	275,658
Syniverse Holdings, Inc.*	8,120	119,364
UbiquiTel, Inc.*	35,800	370,172
USA Mobility, Inc.	10,464	173,703
	Shares	Value ($)

Wireless Facilities, Inc.*	28,400	78,100
		2,290,605
Utilities 2.7%
Electric Utilities 1.0%
ALLETE, Inc.	9,700	459,295
Cleco Corp.	23,160	538,470
Duquesne Light Holdings, Inc.	29,100	478,404
El Paso Electric Co.*	20,100	405,216
Empire District Electric Co.	10,700	219,885
IDACORP, Inc.	19,100	654,939
ITC Holdings Corp.	4,400	116,952
MGE Energy, Inc.	6,800	211,820
Otter Tail Corp.	10,600	289,698
Portland General Electric Co.*	12,600	314,443
UIL Holdings Corp.	5,900	332,111
Unisource Energy Corp.	12,600	392,490
Westar Energy, Inc.	43,382	912,895
		5,326,618
Gas Utilities 0.9%
Cascade Natural Gas Corp.	4,400	92,796
EnergySouth, Inc.	1,100	34,353
New Jersey Resources Corp.	12,850	601,123
Nicor, Inc. (a)	17,900	742,850
Northwest Natural Gas Co.	11,107	411,292
Peoples Energy Corp. (a)	15,482	555,959
Piedmont Natural Gas Co., Inc.	28,900	701,868
South Jersey Industries, Inc.	14,400	394,416
Southwest Gas Corp.	18,212	570,764
The Laclede Group, Inc.	7,100	243,956
WGL Holdings, Inc.	21,900	634,005
		4,983,382
Independent Power Producers & Energy Traders 0.1%
Black Hills Corp.	14,900	511,517
Ormat Technologies, Inc.	4,100	156,415
		667,932
Multi-Utilities 0.6%
Aquila, Inc.*	153,900	647,919
Avista Corp.	22,171	506,164
CH Energy Group, Inc.	6,300	302,400
NorthWestern Corp.	16,000	549,600
PNM Resources, Inc.	34,693	865,653
		2,871,736
Water Utilities 0.1%
American States Water Co.	6,100	217,465
California Water Service Group	6,000	214,440
SJW Corp.	4,700	119,615
Southwest Water Co. (a)	11,125	133,166
		684,686
Total Common Stocks (Cost $451,941,434)		519,447,586
	Principal Amount ($)	Value ($)

US Treasury Obligation 0.2%
US Treasury Bill, 4.658%**, 9/21/2006 (b) (Cost $895,398)	905,000	895,380
	Shares	Value ($)

Closed End Investment Companies 0.0%
Gladstone Investment Corp.	6,793	101,895
Technology Investment Capital Corp.	7,800	114,270
Total Closed End Investment Company (Cost $217,596)		216,165

Securities Lending Collateral 6.4%
Daily Assets Fund Institutional, 5.1% (c) (d) (Cost $34,846,159)	34,846,159	34,846,159

	Shares	Value ($)

Cash Equivalents 1.9%
Cash Management QP Trust, 5.07% (e) (Cost $10,187,269)	10,187,269	10,187,269
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $498,087,856)+	104.2	565,592,559
Other Assets and Liabilities, Net	(4.2)	(23,040,299)
Net Assets	100.0	542,552,260

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $504,636,685. At June 30, 2006, net unrealized appreciation for all securities based on tax cost was $60,955,874. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $96,455,482 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $35,499,608.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2006 amounted to $33,673,199 which is 6.2% of net assets.

(b) At June 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

At June 30, 2006, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	9/15/2006	337	23,875,049	24,651,550	776,501

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2006 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $453,054,428) — including $33,673,199 of securities loaned	$ 520,559,131
Investment in Daily Assets Fund Institutional (cost $34,846,159)*	34,846,159
Investment in Cash Management QP Trust (cost $10,187,269)	10,187,269
Total investments in securities, at value (cost $498,087,856)	565,592,559
Cash	111,271
Receivable for investments sold	98,086,991
Dividends receivable	710,332
Interest receivable	101,722
Receivable for Portfolio shares sold	1,167,745
Receivable for daily variation margin on open futures contracts	279,884
Other assets	23,181
Total assets	666,073,685
Liabilities
Payable for investments purchased	87,396,821
Payable upon return of securities loaned	34,846,159
Payable for Portfolio shares redeemed	903,850
Accrued advisory fee	129,145
Other accrued expenses and payables	245,450
Total liabilities	123,521,425
Net assets, at value	$ 542,552,260
Net Assets
Net assets consist of: Undistributed net investment income	2,712,857
Net unrealized appreciation (depreciation) on: Investments	67,504,703
Futures	776,501
Accumulated net realized gain (loss)	41,399,601
Paid-in capital	430,158,598
Net assets, at value	$ 542,552,260
Class A Net Asset Value, offering and redemption price per share ($487,218,045 ÷ 32,945,706 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 14.79
Class B Net Asset Value, offering and redemption price per share ($55,334,215 ÷ 3,739,247 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 14.80

* Represents collateral on securities loaned.

Statement of Operations for the six months ended June 30, 2006 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,471)	$ 3,316,367
Interest — Cash Management QP Trust	288,231
Interest	19,474
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	347,525
Total Income	3,971,597
Expenses: Advisory fee	939,033
Administrative service fee	90,218
Administration fees	42,750
Custodian fees	28,638
Distribution service fee (Class B)	64,745
Services to shareholders	30,200
Auditing	22,046
Legal	60,923
Trustees' fees and expenses	7,699
Reports to shareholders	22,505
Registration fees	2,558
Other	42,906
Total expenses before expense reductions	1,354,221
Expense reductions	(74,481)
Total expenses after expense reductions	1,279,740
Net investment income (loss)	2,691,857
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	48,933,154
Futures	(897,111)
48,036,043
Net unrealized appreciation (depreciation) during the period on: Investments	(12,549,236)
Futures	866,806
(11,682,430)
Net gain (loss) on investment transactions	36,353,613
Net increase (decrease) in net assets resulting from operations	$ 39,045,470

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income (loss)	$ 2,691,857	$ 3,576,395
Net realized gain (loss) on investment transactions	48,036,043	24,317,935
Net unrealized appreciation (depreciation) during the period on investment transactions	(11,682,430)	(7,498,077)
Net increase (decrease) in net assets resulting from operations	39,045,470	20,396,253
Distributions to shareholders from: Net investment income: Class A	(3,341,721)	(2,807,476)
Class B	(197,968)	(150,850)
Net realized gains: Class A	(22,356,114)	(12,025,292)
Class B	(2,283,460)	(1,003,183)
Portfolio share transactions: Class A Proceeds from shares sold	121,735,707	105,146,268
Reinvestment of distributions	25,697,835	14,832,768
Cost of shares redeemed	(118,611,015)	(125,458,405)
Net increase (decrease) in net assets from Class A share transactions	28,822,527	(5,479,369)
Class B Proceeds from shares sold	11,416,321	19,449,878
Reinvestment of distributions	2,481,428	1,154,033
Cost of shares redeemed	(5,005,653)	(10,889,690)
Net increase (decrease) in net assets from Class B share transactions	8,892,096	9,714,221
Increase (decrease) in net assets	48,580,830	8,644,304
Net assets at beginning of period	493,971,430	485,327,126
Net assets at end of period (including undistributed net investment income of $2,712,857 and $3,560,689, respectively)	$ 542,552,260	$ 493,971,430
Other Information
Class A Shares outstanding at beginning of period	31,152,730	31,370,234
Shares sold	7,838,780	7,636,813
Shares issued to shareholders in reinvestment of distributions	1,655,788	1,214,805
Shares redeemed	(7,701,592)	(9,069,122)
Net increase (decrease) in Class A shares	1,792,976	(217,504)
Shares outstanding at end of period	32,945,706	31,152,730
Class B Shares outstanding at beginning of period	3,160,434	2,453,490
Shares sold	745,733	1,408,916
Shares issued to shareholders in reinvestment of distributions	159,680	94,361
Shares redeemed	(326,600)	(796,333)
Net increase (decrease) in Class B shares	578,813	706,944
Shares outstanding at end of period	3,739,247	3,160,434

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 14.40	$ 14.35	$ 12.24	$ 8.45	$ 10.73	$ 11.10
Income (loss) from investment operations: Net investment income (loss)[b]	.08	.11	.11	.09	.10	.06
Net realized and unrealized gain (loss) on investment transactions	1.08	.42	2.06	3.79	(2.31)	.16
Total from investment operations	1.16	.53	2.17	3.88	(2.21)	.22
Less distributions from: Net investment income	(.10)	(.09)	(.06)	(.09)	(.06)	(.06)
Net realized gain on investment transactions	(.67)	(.39)	—	—	(.01)	(.53)
Total distributions	(.77)	(.48)	(.06)	(.09)	(.07)	(.59)
Net asset value, end of period	$ 14.79	$ 14.40	$ 14.35	$ 12.24	$ 8.45	$ 10.73
Total Return (%)[c]	7.72**	4.26	17.76	46.42	(20.58)	2.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	487	449	450	316	144	152
Ratio of expenses before expense reductions (%)	.48*	.46	.48	.61	.61	.63
Ratio of expenses after expense reductions (%)	.45*	.45	.45	.45	.45	.45
Ratio of net investment income (loss) (%)	1.03*	.78	.87	.91	1.09	1.07
Portfolio turnover rate (%)	33**	26	22	28	40	44

[a] For the six months ended June 30, 2006 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class B Years Ended December 31,	2006[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.39	$ 14.34	$ 12.23	$ 8.44	$ 11.23
Income (loss) from investment operations: Net investment income (loss)[c]	.06	.07	.08	.07	.06
Net realized and unrealized gain (loss) on investment transactions	1.08	.43	2.05	3.80	(2.79)
Total from investment operations	1.14	.50	2.13	3.87	(2.73)
Less distributions from: Net investment income	(.06)	(.06)	(.02)	(.08)	(.05)
Net realized gain on investment transactions	(.67)	(.39)	—	—	(.01)
Total distributions	(.73)	(.45)	(.02)	(.08)	(.06)
Net asset value, end of period	$ 14.80	$ 14.39	$ 14.34	$ 12.23	$ 8.44
Total Return (%)[d]	7.59**	3.99	17.48	46.05	(24.34)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	45	35	18	2
Ratio of expenses before expense reductions (%)	.73*	.71	.73	.87	.88*
Ratio of expenses after expense reductions (%)	.70*	.70	.70	.70	.70*
Ratio of net investment income (loss) (%)	.78*	.53	.66	.66	1.11*
Portfolio turnover rate (%)	33**	26	22	28	40

[a] For the six months ended June 30, 2006 (Unaudited).

[b] For the period April 30, 2002 (commencement of operations) to December 31, 2002.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Small Cap Index VIP is one of the series the Trust offers to investors. The Portfolio is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. Class A shares are not subject to such fees. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes and risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Portfolio is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management will begin to evaluate the application of the Interpretation to the Portfolio and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to the lending agent. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Distributions received from Real Estate Investment Trusts (REITs) in excess of income are recorded as either a reduction of cost of investments or realized gain.

B. Purchases and Sales of Securities

During the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) aggregated $174,322,636 and $177,362,114, respectively.

C. Related Parties

Investment Advisory Agreement. Deutsche Asset Management, Inc. ("DeAM" or "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Investment Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as investment sub-advisor to the Portfolio.

For the period from January 1, 2006 through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse expenses on Class A and Class B shares of the Portfolio, to the extent necessary, to maintain the operating expenses at 0.45% and 0.70% of average daily net assets for Class A and Class B shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses).

Accordingly, for the six months ended June 30, 2006, the Advisor waived a portion of its Advisory fee aggregating $43,299 and the amount charged aggregated $895,734, which was equivalent to an annualized effective rate of 0.33% of the Portfolio's average daily net assets.

The Advisor may recoup any of its waived/reimbursed investment advisory fees within the following three years if the Portfolio is able to make the repayment without exceeding its contractual expense limits during the period of waiver/reimbursement. As of December 31, 2005, $438,628 was subject to repayment to the Advisor.

Administrative Services Fee. Prior to June 1, 2006, Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor, was the Portfolio's Administrator. The Portfolio paid the Administrator an annual fee ("Administrative service fee") based on its average daily net assets which is accrued daily and payable monthly at an annual rate of 0.03%. For the period January 1, 2006 through May 31, 2006, ICCC received an administrative service fee of $90,218, of which $1,567 is unpaid.

Effective June 1, 2006, the Administrator agreement with ICCC was terminated and the Portfolio entered into an Administrative Service Agreement with Deutsche Investment Management Americas, Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, pursuant to which DeIM provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DeIM an annual fee ("Administration fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the period June 1, 2006 through June 30, 2006, DeIM received an administration fee of $42,750, all of which is unpaid.

DeIM has and ICCC had entered into a sub-accounting agreement with DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), a wholly owned subsidiary of Deutsche Bank AG. Under the agreement, DWS-SFAC performs accounting services and other related services to the Portfolio. Pursuant to a sub-accounting agreement between DWS-SFAC and State Street Bank and Trust Company, DWS-SFAC has delegated certain accounting functions to State Street Corp. The costs and expenses of such delegation are borne by DeIM, and were borne by ICCC, not by the Portfolio.

Distribution Service Agreement. DWS Scudder Distributors, Inc. ("DWS-SDI"), also an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DWS-SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2006, the Distribution service fee was $64,745, of which $12,575 is unpaid.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the six months ended June 30, 2006, the amount charged to the Portfolio by DWS-SISC aggregated $30,200, all of which was waived by the Advisor.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended June 30, 2006, the amount charged to the Portfolio by DeIM included in the reports to shareholders aggregated $6,468, of which $4,800 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Lead Trustee of the Board and the Chairman of each committee of the Board receives additional compensation for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2006, the Portfolio's custodian fees were reduced by $982 for custody credits earned.

E. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JP Morgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Portfolio

At June 30, 2006, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 50% and 12%, respectively. At June 30, 2006, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 50% and 24%, respectively.

G. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of DWS Investments VIT Funds (the "Fund") was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the Shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all funds that are series of DWS Investments VIT Funds.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	90,776,022.825	3,767,879.874
Dawn-Marie Driscoll	90,634,404.365	3,909,498.334
Keith R. Fox	90,791,668.751	3,752,233.948
Kenneth C. Froewiss	90,771,594.500	3,772,308.199
Martin J. Gruber	90,715,472.102	3,828,430.597
Richard J. Herring	90,810,930.620	3,732,972.079
Graham E. Jones	90,698,771.929	3,845,130.770
Rebecca W. Rimel	90,681,776.859	3,862,125.840
Philip Saunders, Jr.	90,716,673.809	3,827,228.890
William N. Searcy, Jr.	90,728,370.338	3,815,532.361
Jean Gleason Stromberg	90,699,168.340	3,844,734.359
Carl W. Vogt	90,735,977.335	3,807,925.364
Axel Schwarzer	90,689,970.472	3,853,932.227

II-A. Approval of an Amended and Restated Investment Management Agreement with Deutsche Asset Management, Inc.

Number of Votes:
Affirmative	Against	Abstain
26,000,053.355	257,320.194	825,459.751

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
Affirmative	Against	Abstain
25,896,972.778	381,753.057	804,107.465

II-C. Approval of a Subadvisor Approval Policy.

Number of Votes:
Affirmative	Against	Abstain
25,469,887.497	789,645.236	823,300.567

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
Affirmative	Against	Abstain
24,701,876.617	1,382,703.205	998,253.478

III-B. Pledging Assets

Number of Votes:
Affirmative	Against	Abstain
24,634,473.999	1,450,105.823	998,253.478

III-C. Senior Securities

Number of Votes:
Affirmative	Against	Abstain
24,646,752.124	1,444,121.813	991,959.363

III-D. Concentration

Number of Votes:
Affirmative	Against	Abstain
24,755,380.876	1,335,493.061	991,959.363

III-E. Underwriting of Securities

Number of Votes:
Affirmative	Against	Abstain
24,670,744.699	1,420,129.238	991,959.363

III-F. Real Estate Investments

Number of Votes:
Affirmative	Against	Abstain
24,716,274.563	1,374,599.374	991,959.363

III-G. Commodities

Number of Votes:
Affirmative	Against	Abstain
24,672,557.217	1,418,316.720	991,959.363

III-H. Lending

Number of Votes:
Affirmative	Against	Abstain
24,712,303.536	1,372,276.286	998,253.478

III-I. Portfolio Diversification for Diversified Funds

Number of Votes:
Affirmative	Against	Abstain
24,758,362.457	1,332,511.480	991,959.363

III-K. Oil, Gas and Mineral Programs

Number of Votes:
Affirmative	Against	Abstain
24,740,324.413	1,350,549.524	991,959.363

IV-A. Approval of Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are a series of DWS Investments VIT Funds.)

Number of Votes:
Affirmative	Against	Abstain
85,808,378.965	2,981,421.936	5,754,101.798

The Meeting was reconvened on June 1, 2006, at which time the following matter was voted upon by the Shareholders. (The resulting votes are presented below.)

VI-B. Approval of Future Amendments to the Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are a series of DWS Investments VIT Funds.)

Number of Votes:
Affirmative	Against	Abstain
89,118,434.930	3,652,849.477	6,890,954.333

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

About the Portfolio's Advisor

Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-scif-3 (8/06) 45954

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, Two International Place, 10th Floor, Boston, MA 02110.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 22, 2006